UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 06/30/15

Item 1.	Schedule of Investments

GE Institutional International Equity Fund

Schedule of Investments—June 30, 2015 (Unaudited)

Common Stock—95.0% †	Number of Shares	Fair Value
Australia—2.2%
CSL Ltd.	166,603	$11,072,575
Insurance Australia Group Ltd.	5,264,944	22,580,226
		33,652,801

Belgium—1.7%
Anheuser-Busch InBev N.V.	219,284	26,265,068

Canada—1.8%
Brookfield Asset Management Inc., Class A	197,266	6,895,501
Cenovus Energy Inc.	518,718	8,297,328
Peyto Exploration & Development Corp.	205,852	5,033,971
Valeant Pharmaceuticals International Inc.	34,588	7,676,156	(a)
		27,902,956

China—1.7%
Baidu Inc. ADR	125,413	24,967,220	(a)

France—12.7%
Airbus Group SE	233,458	15,138,919
AXA S.A.	837,530	21,117,770
BNP Paribas S.A.	368,038	22,205,177
Credit Agricole S.A.	1,384,134	20,572,975
Safran S.A.	229,757	15,561,950
Sanofi	340,712	33,497,782
Schneider Electric SE	219,182	15,124,084
Technip S.A.	339,847	21,023,065
Total S.A.	309,084	15,004,696
Vivendi S.A.	84,663	2,134,250
Zodiac Aerospace	291,773	9,492,729
		190,873,397

Germany—8.6%
Bayer AG	174,820	24,455,185
Continental AG	129,439	30,610,891
Fresenius SE & Company KGaA	344,909	22,116,326
HeidelbergCement AG	231,541	18,350,328
Linde AG	101,708	19,253,585
SAP SE	205,498	14,333,263
		129,119,578

Hong Kong—2.5%
AIA Group Ltd.	5,743,402	37,449,481

India—2.2%
ICICI Bank Ltd.	3,290,064	15,912,998
Larsen & Toubro Ltd.	405,840	11,364,540
Power Grid Corporation of India Ltd.	2,572,496	5,649,553
		32,927,091

Italy—2.2%
Intesa Sanpaolo S.p.A.	8,002,567	28,996,327
Luxottica Group S.p.A.	61,835	4,109,679
		33,106,006

Japan—28.9%
Astellas Pharma Inc.	653,200	9,317,702
East Japan Railway Co.	194,400	17,491,472
FANUC Corp.	112,949	23,150,091

Fast Retailing Company Ltd.	30,559	13,875,357
Fuji Heavy Industries Ltd.	216,400	7,972,306
Hitachi Ltd.	3,701,200	24,403,450
Keyence Corp.	28,200	15,224,059
Mitsubishi Estate Company Ltd.	1,053,724	22,703,741
Mitsubishi Heavy Industries Ltd.	3,739,400	22,757,579
Mitsubishi UFJ Financial Group Inc.	3,696,200	26,575,547
Mitsui Fudosan Company Ltd.	1,118,825	31,334,232
Murata Manufacturing Company Ltd.	172,179	30,055,518
Nidec Corp.	502,774	37,657,204
Rakuten Inc.	1,874,578	30,294,431
Secom Company Ltd.	143,900	9,343,239
SoftBank Corp.	426,001	25,097,382
Sumitomo Mitsui Financial Group Inc.	545,000	24,313,774
Tokio Marine Holdings Inc.	671,146	27,939,507
Toyota Motor Corp.	527,581	35,367,523	(h)
		434,874,114

Mexico—0.4%
Grupo Financiero Banorte SAB de C.V., Class O	1,018,790	5,611,229

Netherlands—3.2%
ASML Holding N.V.	211,075	21,801,162
ING Groep N.V.	1,615,385	26,655,954
		48,457,116

Norway—0.8%
Statoil ASA	683,954	12,179,467

South Korea—0.9%
Samsung Electronics Company Ltd.	11,457	13,023,870

Spain—0.4%
Banco Bilbao Vizcaya Argentaria S.A.	661,880	6,483,807

Sweden—4.1%
Assa Abloy AB, Class B	900,324	16,937,701
Hexagon AB, Class B	358,769	12,988,757
Svenska Cellulosa AB SCA, Class B	313,057	7,953,289
Telefonaktiebolaget LM Ericsson, Class B	2,263,593	23,433,882
		61,313,629

Switzerland—5.8%
Givaudan S.A.	11,627	20,129,994
Nestle S.A.	198,097	14,308,007
Roche Holding AG	154,361	43,274,926	(h)
The Swatch Group AG	24,904	9,702,580
		87,415,507

Taiwan—1.4%
Taiwan Semiconductor Manufacturing Company Ltd.	4,557,548	20,753,391

United Kingdom—13.5%
Barclays PLC	7,482,650	30,655,554
BHP Billiton PLC	790,231	15,522,530
Capita PLC	682,042	13,279,379
Experian PLC	568,667	10,365,433
HSBC Holdings PLC	1,087,040	9,746,363
International Consolidated Airlines Group S.A.	1,452,587	11,301,343	(a)
Johnson Matthey PLC	353,039	16,867,723
Prudential PLC	796,503	19,197,024
Shire PLC	224,012	17,949,877

Smith & Nephew PLC	847,862	14,321,070
Vodafone Group PLC	7,837,413	28,331,088
WPP PLC	720,435	16,156,986
		203,694,370

Total Common Stock
(Cost $1,279,060,529)		1,430,070,098

Preferred Stock—1.3%

Germany—1.3%
Volkswagen AG
(Cost $19,019,883)	83,430	19,335,201

Total Investments in Securities
(Cost $1,298,080,412)		1,449,405,299

Short-Term Investments—3.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $50,209,089)		50,209,089	(d,h,m)

Total Investments
(Cost $1,348,289,501)		1,499,614,388

Other Assets and Liabilities, net—0.4%		6,537,421

NET ASSETS—100.0%		$1,506,151,809

Other Information:

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	September 2015	469	$17,955,153	$175,598
FTSE 100 Index Futures	September 2015	47	4,800,165	(94,830)
Topix Index Futures	September 2015	100	13,324,889	(16,732)

				$64,036

The Fund was invested in the following sectors at June 30, 2015 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	12.74%
Pharmaceuticals	9.08%
Automobile Manufacturers	4.18%
Diversified Real Estate Activities	4.06%
Life & Health Insurance	3.78%
Wireless Telecommunication Services	3.56%
Electrical Components & Equipment	3.52%
Electronic Equipment & Instruments	3.51%
Property & Casualty Insurance	3.37%
Industrial Machinery	3.06%
Aerospace & Defense	2.68%
Specialty Chemicals	2.47%
Integrated Oil & Gas	2.37%
Auto Parts & Equipment	2.04%
Internet Retail	2.02%
Electronic Components	2.00%
Other Diversified Financial Services	1.78%
Brewers	1.75%

Internet Software & Services	1.66%
Communications Equipment	1.56%
Healthcare Services	1.47%
Semiconductor Equipment	1.45%
Multi-Line Insurance	1.41%
Oil & Gas Equipment & Services	1.40%
Semiconductors	1.38%
Industrial Gases	1.28%
Construction Materials	1.22%
Railroads	1.17%
Building Products	1.13%
Advertising	1.08%
Diversified Metals & Mining	1.04%
Application Software	0.96%
Healthcare Equipment	0.96%
Packaged Foods & Meats	0.95%
Apparel Retail	0.93%
Apparel, Accessories & Luxury Goods	0.92%
Human Resource & Employment Services	0.89%
Technology Hardware, Storage & Peripherals	0.87%
Construction & Engineering	0.76%
Airlines	0.75%
Biotechnology	0.74%
Research & Consulting Services	0.69%
Security & Alarm Services	0.62%
Household Products	0.53%
Electric Utilities	0.38%
Oil & Gas Exploration & Production	0.34%
Movies & Entertainment	0.14%

96.65%

Short-Term Investments
Short-Term Investments	3.35%

3.35%

100.00%

GE Institutional Premier Growth Equity Fund

Schedule of Investments—June 30, 2015 (Unaudited)

Common Stock—97.1% †	Number of Shares	Fair Value
Air Freight & Logistics—1.2%
United Parcel Service Inc., Class B	45,177	$4,378,103

Application Software—2.3%
Intuit Inc.	85,334	8,599,107

Asset Management & Custody Banks—3.1%
State Street Corp.	149,585	11,518,045	(e)

Biotechnology—8.8%
Alexion Pharmaceuticals Inc.	56,221	10,163,070	(a)
Amgen Inc.	83,326	12,792,207
Gilead Sciences Inc.	88,345	10,343,433
		33,298,710

Broadcasting—1.3%
Discovery Communications Inc., Class C	158,619	4,929,879	(a)

Cable & Satellite—7.0%
Comcast Corp., Special Class A	200,786	12,035,113
Liberty Global PLC, Class C	286,118	14,486,154	(a)
		26,521,267

Casinos & Gaming—1.2%
Las Vegas Sands Corp.	83,326	4,380,448	(h)

Communications Equipment—3.0%
QUALCOMM Inc.	179,703	11,254,799

Data Processing & Outsourced Services—3.9%
Visa Inc., Class A	220,863	14,830,950

Fertilizers & Agricultural Chemicals—3.0%
Monsanto Co.	105,412	11,235,865

Healthcare Equipment—6.2%
Abbott Laboratories	225,883	11,086,338
Medtronic PLC	163,643	12,125,946
		23,212,284

Healthcare Supplies—2.2%
The Cooper Companies Inc.	46,181	8,218,833

Home Improvement Retail—3.3%
Lowe’s Companies Inc.	185,726	12,438,070

Internet Retail—3.4%
Amazon.com Inc.	29,114	12,638,096	(a)

Internet Software & Services—13.0%
Baidu Inc. ADR	63,248	12,591,412	(a)
eBay Inc.	205,807	12,397,814	(a)
Facebook Inc., Class A	75,294	6,457,590	(a)
Google Inc., Class C	25,099	13,064,280	(a)
LinkedIn Corp., Class A	22,086	4,563,630	(a)
		49,074,726

Investment Banking & Brokerage—2.9%
The Charles Schwab Corp.	331,295	10,816,782

Movies & Entertainment—2.8%
The Walt Disney Co.	92,361	10,542,085

Oil & Gas Equipment & Services—3.2%
Schlumberger Ltd.	140,547	12,113,746

Pharmaceuticals—4.4%
Allergan PLC	54,212	16,451,174	(a)

Soft Drinks—3.0%
PepsiCo Inc.	122,479	11,432,190

Specialized Finance—6.6%
CME Group Inc.	149,584	13,920,287
McGraw Hill Financial Inc.	110,432	11,092,894
		25,013,181

Specialized REITs—2.9%
American Tower Corp.	115,451	10,770,424

Specialty Stores—1.5%
Dick’s Sporting Goods Inc.	110,429	5,716,909

Technology Hardware, Storage & Peripherals—5.0%
Apple Inc.	150,589	18,887,625

Trading Companies & Distributors—1.9%
United Rentals Inc.	80,319	7,037,551	(a,h)

Total Common Stock
(Cost $277,657,324)		365,310,849

Short-Term Investments—3.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $12,247,350)		12,247,350	(d,m)

Total Investments
(Cost $289,904,674)		377,558,199

Liabilities in Excess of Other Assets, net—(0.4)%		(1,535,198)

NET ASSETS—100.0%		$376,023,001

Other Information:

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2015	8	$821,760	$(19,553)

GE Institutional U.S. Large-Cap Core Equity Fund

Schedule of Investments—June 30, 2015 (Unaudited)

Common Stock—97.2% †	Number of Shares	Fair Value
Aerospace & Defense—5.6%
General Dynamics Corp.	6,245	$884,854
Hexcel Corp.	14,051	698,897
Honeywell International Inc.	14,988	1,528,326
The Boeing Co.	7,338	1,017,927
		4,130,004

Agricultural Products—1.6%
Archer-Daniels-Midland Co.	23,809	1,148,070

Airlines—1.1%
Delta Air Lines Inc.	19,516	801,717

Asset Management & Custody Banks—4.8%
Ameriprise Financial Inc.	9,133	1,140,986
Invesco Ltd.	31,225	1,170,625
State Street Corp.	15,612	1,202,124	(e)
		3,513,735

Auto Parts & Equipment—2.5%
BorgWarner Inc.	11,709	665,539
Delphi Automotive PLC	14,051	1,195,600
		1,861,139

Automobile Manufacturers—1.6%
Ford Motor Co.	78,062	1,171,711

Automotive Retail—1.5%
Advance Auto Parts Inc.	7,026	1,119,172

Biotechnology—3.8%
Amgen Inc.	9,367	1,438,022
Gilead Sciences Inc.	11,709	1,370,890
		2,808,912

Broadcasting—0.8%
CBS Corp., Class B	10,148	563,214

Cable & Satellite—2.2%
Comcast Corp., Class A	26,931	1,619,630

Communications Equipment—4.1%
Cisco Systems Inc.	64,792	1,779,188
QUALCOMM Inc.	19,838	1,242,454
		3,021,642

Diversified Banks—6.0%
Citigroup Inc.	18,735	1,034,921
JPMorgan Chase & Co.	33,567	2,274,500
Wells Fargo & Co.	19,516	1,097,580
		4,407,001

Drug Retail—2.3%
CVS Health Corp.	16,393	1,719,298

Electric Utilities—1.2%
NextEra Energy Inc.	8,821	864,723

Electrical Components & Equipment—1.3%
Rockwell Automation Inc.	7,572	943,774

General Merchandise Stores—3.2%
Dollar General Corp.	16,393	1,274,392
Target Corp.	13,271	1,083,312
		2,357,704

Healthcare Distributors—1.7%
Cardinal Health Inc.	14,832	1,240,697

Healthcare Equipment—2.8%
Boston Scientific Corp.	80,404	1,423,151	(a)
Stryker Corp.	6,713	641,561
		2,064,712

Home Improvement Retail—1.7%
Lowe’s Companies Inc.	19,125	1,280,801

Independent Power Producers & Energy Traders—1.3%
Calpine Corp.	26,361	474,234	(a)
NRG Energy Inc.	21,186	484,736
		958,970

Industrial Machinery—1.6%
Ingersoll-Rand PLC	17,564	1,184,165

Integrated Oil & Gas—2.9%
Cenovus Energy Inc.	21,077	337,443
Exxon Mobil Corp.	15,612	1,298,918
Occidental Petroleum Corp.	5,933	461,410
		2,097,771

Integrated Telecommunication Services—1.4%
Verizon Communications Inc.	21,857	1,018,755

Internet Software & Services—2.4%
Google Inc., Class A	3,201	1,728,668	(a)

Life & Health Insurance—1.3%
Lincoln National Corp.	15,613	924,602

Life Sciences Tools & Services—0.6%
PerkinElmer Inc.	8,586	451,967

Movies & Entertainment—1.9%
Time Warner Inc.	16,393	1,432,912

Multi-Line Insurance—3.6%
American International Group Inc.	26,541	1,640,764
The Hartford Financial Services Group Inc.	23,419	973,528
		2,614,292

Oil & Gas Equipment & Services—2.0%
Schlumberger Ltd.	17,174	1,480,227	(h)

Oil & Gas Exploration & Production—2.4%
Hess Corp.	17,174	1,148,597
Marathon Oil Corp.	22,638	600,813
		1,749,410

Packaged Foods & Meats—1.8%
Mondelez International Inc., Class A	32,786	1,348,816

Paper Packaging—0.3%
Packaging Corporation of America	3,122	195,094

Personal Products—0.9%
Edgewell Personal Care Co.	5,077	667,879

Pharmaceuticals—7.4%
Allergan PLC	5,230	1,587,096	(a)
Johnson & Johnson	7,806	760,773
Merck & Company Inc.	24,980	1,422,111
Pfizer Inc.	49,179	1,648,972
		5,418,952

Railroads—0.9%
CSX Corp.	19,516	637,197

Research & Consulting Services—1.7%
Nielsen N.V.	28,102	1,258,127

Semiconductor Equipment—1.5%
Applied Materials Inc.	58,547	1,125,273

Soft Drinks—2.2%
PepsiCo Inc.	17,564	1,639,424

Specialized REITs—1.4%
American Tower Corp.	10,929	1,019,566

Systems Software—2.2%
Microsoft Corp.	7,806	344,635
Oracle Corp.	31,224	1,258,327
		1,602,962

Technology Hardware, Storage & Peripherals—5.7%
Apple Inc.	18,579	2,330,271
EMC Corp.	29,664	782,833
Hewlett-Packard Co.	18,734	562,207
Western Digital Corp.	6,089	477,500
		4,152,811

Total Common Stock
(Cost $62,087,858)		71,345,496

Exchange Traded Funds—1.4%
Financial Select Sector SPDR Fund	8,395	204,670	(m)
Industrial Select Sector SPDR Fund	14,990	810,359	(m)

Total Exchange Traded Funds
(Cost $672,588)		1,015,029

Total Investments in Securities
(Cost $62,760,446)		72,360,525

Short-Term Investments—1.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $936,771)		936,771	(d,h,m)

Total Investments
(Cost $63,697,217)		73,297,296

Other Assets and Liabilities, net—0.1%		49,741

NET ASSETS—100.0%		$73,347,037

Other Information:

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2015	5	$513,600	$(10,124)

GE Institutional U.S. Equity Fund

Schedule of Investments—June 30, 2015 (Unaudited)

Common Stock—96.7% †	Number of Shares	Fair Value
Aerospace & Defense—4.5%
General Dynamics Corp.	68,149	$9,656,032
Hexcel Corp.	121,798	6,058,233
Honeywell International Inc.	116,289	11,857,989
The Boeing Co.	27,260	3,781,507
		31,353,761

Agricultural Products—1.2%
Archer-Daniels-Midland Co.	167,618	8,082,540

Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	26,100	2,529,351

Airlines—0.8%
Delta Air Lines Inc.	127,597	5,241,685

Application Software—0.7%
Intuit Inc.	49,299	4,967,860

Asset Management & Custody Banks—4.6%
Ameriprise Financial Inc.	80,329	10,035,502
Invesco Ltd.	282,456	10,589,276
State Street Corp.	144,418	11,120,186	(e)
		31,744,964

Auto Parts & Equipment—1.0%
BorgWarner Inc.	43,499	2,472,483
Delphi Automotive PLC	52,199	4,441,613
		6,914,096

Automobile Manufacturers—0.6%
Ford Motor Co.	289,996	4,352,840

Automotive Retail—0.6%
Advance Auto Parts Inc.	26,100	4,157,469

Biotechnology—5.4%
Alexion Pharmaceuticals Inc.	32,480	5,871,409	(a)
Amgen Inc.	119,479	18,342,416
Gilead Sciences Inc.	112,809	13,207,678
		37,421,503

Broadcasting—0.7%
CBS Corp., Class B	37,700	2,092,350
Discovery Communications Inc., Class C	91,639	2,848,140	(a)
		4,940,490

Cable & Satellite—4.0%
Comcast Corp., Class A	204,447	12,295,442
Comcast Corp., Special Class A	115,999	6,952,980
Liberty Global PLC, Class C	165,298	8,369,038	(a)
		27,617,460

Casinos & Gaming—0.4%
Las Vegas Sands Corp.	48,139	2,530,667

Communications Equipment—4.3%
Cisco Systems Inc.	521,994	14,333,955
QUALCOMM Inc.	245,662	15,385,811
		29,719,766

Consumer Finance—0.6%
Discover Financial Services	75,399	4,344,490

Data Processing & Outsourced Services—1.2%
Visa Inc., Class A	127,598	8,568,206

Diversified Banks—6.0%
Bank of America Corp.	268,097	4,563,011	(h)
Citigroup Inc.	168,196	9,291,147
JPMorgan Chase & Co.	294,257	19,938,854
Wells Fargo & Co.	139,198	7,828,496
		41,621,508

Drug Retail—1.9%
CVS Health Corp.	127,598	13,382,478

Electric Utilities—0.5%
NextEra Energy Inc.	32,770	3,212,443

Electrical Components & Equipment—0.5%
Rockwell Automation Inc.	28,130	3,506,123

Fertilizers & Agricultural Chemicals—0.9%
Monsanto Co.	60,899	6,491,224

General Merchandise Stores—2.8%
Dollar General Corp.	118,899	9,243,208
Target Corp.	121,798	9,942,371
		19,185,579

Healthcare Distributors—0.7%
Cardinal Health Inc.	55,099	4,609,031

Healthcare Equipment—4.3%
Abbott Laboratories	130,498	6,404,842
Boston Scientific Corp.	533,594	9,444,614	(a)
Medtronic PLC	158,338	11,732,845
Stryker Corp.	24,940	2,383,516
		29,965,817

Healthcare Supplies—0.7%
The Cooper Companies Inc.	26,680	4,748,240

Home Improvement Retail—1.7%
Lowe’s Companies Inc.	178,348	11,943,966

Independent Power Producers & Energy Traders—0.5%
Calpine Corp.	97,929	1,761,743	(a)
NRG Energy Inc.	78,704	1,800,747
		3,562,490

Industrial Machinery—0.9%
Ingersoll-Rand PLC	94,249	6,354,268

Integrated Oil & Gas—3.2%
Cenovus Energy Inc.	243,597	3,899,988
Exxon Mobil Corp.	141,787	11,796,678
Occidental Petroleum Corp.	82,939	6,450,166
		22,146,832

Integrated Telecommunication Services—0.5%
Verizon Communications Inc.	81,199	3,784,685

Internet Retail—1.1%
Amazon.com Inc.	16,820	7,301,394	(a)

Internet Software & Services—5.0%
Baidu Inc. ADR	36,540	7,274,383	(a)
eBay Inc.	118,899	7,162,476	(a)
Facebook Inc., Class A	43,499	3,730,692	(a)
Google Inc., Class A	11,890	6,421,075	(a)
Google Inc., Class C	14,500	7,547,395	(a)
LinkedIn Corp., Class A	12,760	2,636,599	(a)
		34,772,620

Investment Banking & Brokerage—0.9%
The Charles Schwab Corp.	191,398	6,249,145

Life & Health Insurance—0.5%
Lincoln National Corp.	57,999	3,434,701

Life Sciences Tools & Services—0.2%
PerkinElmer Inc.	31,900	1,679,216

Movies & Entertainment—2.4%
The Walt Disney Co.	53,359	6,090,396
Time Warner Inc.	120,349	10,519,706
		16,610,102

Multi-Line Insurance—3.2%
American International Group Inc.	205,897	12,728,553
The Hartford Financial Services Group Inc.	223,297	9,282,456
		22,011,009

Oil & Gas Equipment & Services—2.1%
FMC Technologies Inc.	52,199	2,165,736	(a)
Schlumberger Ltd.	144,998	12,497,378
		14,663,114

Oil & Gas Exploration & Production—1.5%
Hess Corp.	121,799	8,145,917
Marathon Oil Corp.	84,099	2,231,988
		10,377,905

Packaged Foods & Meats—1.2%
Mondelez International Inc., Class A	205,719	8,463,280

Paper Packaging—0.1%
Packaging Corporation of America	11,600	724,884

Personal Products—0.4%
Edgewell Personal Care Co.	18,860	2,481,033

Pharmaceuticals—7.0%
Allergan PLC	74,529	22,616,570	(a)
Johnson & Johnson	29,000	2,826,340
Merck & Company Inc.	208,217	11,853,794
Pfizer Inc.	338,939	11,364,625
		48,661,329

Railroads—0.3%
CSX Corp.	72,499	2,367,092

Research & Consulting Services—1.4%
Nielsen N.V.	208,797	9,347,842

Semiconductor Equipment—1.0%
Applied Materials Inc.	368,296	7,078,649

Soft Drinks—1.8%
PepsiCo Inc.	136,008	12,694,987

Specialized Finance—2.1%
CME Group Inc.	86,419	8,042,152
McGraw Hill Financial Inc.	63,799	6,408,610
		14,450,762

Specialized REITs—1.4%
American Tower Corp.	107,121	9,993,318

Specialty Stores—0.5%
Dick’s Sporting Goods Inc.	63,799	3,302,874

Systems Software—0.9%
Microsoft Corp.	29,000	1,280,350	(h)
Oracle Corp.	115,999	4,674,760
		5,955,110

Technology Hardware, Storage & Peripherals—5.0%
Apple Inc.	156,018	19,568,558
EMC Corp.	110,199	2,908,151
Hewlett-Packard Co.	208,799	6,266,058
Western Digital Corp.	79,169	6,208,433
		34,951,200

Trading Companies & Distributors—0.6%
United Rentals Inc.	46,400	4,065,568	(a)

Total Common Stock
(Cost $550,688,115)		670,638,966

Exchange Traded Funds—1.3%
Financial Select Sector SPDR Fund	75,331	1,836,570	(m)
Industrial Select Sector SPDR Fund	134,247	7,257,393	(m)

Total Exchange Traded Funds
(Cost $6,258,530)		9,093,963

Total Investments in Securities
(Cost $556,946,645)		679,732,929

Short-Term Investments—1.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $11,992,694)		11,992,694	(d,m)

Total Investments
(Cost $568,939,339)		691,725,623

Other Assets and Liabilities, net—0.2%		1,690,168

NET ASSETS—100.0%		$693,415,791

Other Information:

The Fund had the following short futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2015	4	$(410,880)	$67

GE Institutional S&P 500 Index Fund

Schedule of Investments—June 30, 2015 (Unaudited)

Common Stock—96.6% †	Number of Shares	Fair Value
Advertising—0.1%
Omnicom Group Inc.	354	$24,599
The Interpublic Group of Companies Inc.	714	13,759
		38,358

Aerospace & Defense—2.5%
General Dynamics Corp.	472	66,878
Honeywell International Inc.	1,160	118,285
L-3 Communications Holdings Inc.	119	13,492
Lockheed Martin Corp.	401	74,546
Northrop Grumman Corp.	304	48,223
Precision Castparts Corp.	218	43,572
Raytheon Co.	464	44,395
Rockwell Collins Inc.	233	21,518
Textron Inc.	386	17,227
The Boeing Co.	1,000	138,720
United Technologies Corp.	1,242	137,775
		724,631

Agricultural & Farm Machinery—0.2%
Deere & Co.	539	52,310

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	983	47,400

Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	253	15,784
Expeditors International of Washington Inc.	332	15,307
FedEx Corp.	392	66,797
United Parcel Service Inc., Class B	1,034	100,205
		198,093

Airlines—0.5%
American Airlines Group Inc.	1,100	43,929
Delta Air Lines Inc.	1,256	51,596
Southwest Airlines Co.	1,022	33,818
		129,343

Alternative Carriers—0.1%
Level 3 Communications Inc.	444	23,385	(a)

Aluminum—0.1%
Alcoa Inc.	1,893	21,107

Apparel Retail—0.5%
L Brands Inc.	351	30,091
Ross Stores Inc.	644	31,305
The Gap Inc.	371	14,161
The TJX Companies Inc.	1,031	68,221
Urban Outfitters Inc.	218	7,630	(a)
		151,408

Apparel, Accessories & Luxury Goods—0.5%
Coach Inc.	385	13,325
Fossil Group Inc.	75	5,202	(a)
Hanesbrands Inc.	600	19,992
Michael Kors Holdings Ltd.	290	12,206	(a)

PVH Corp.	113	13,017
Ralph Lauren Corp.	83	10,986
Under Armour Inc., Class A	288	24,031	(a)
VF Corp.	496	34,591
		133,350

Application Software—0.7%
Adobe Systems Inc.	711	57,598	(a)
Autodesk Inc.	320	16,024	(a)
Citrix Systems Inc.	223	15,645	(a)
Intuit Inc.	436	43,936
salesforce.com Inc.	919	63,990	(a)
		197,193

Asset Management & Custody Banks—1.3%
Affiliated Managers Group Inc.	96	20,986	(a)
Ameriprise Financial Inc.	283	35,355
BlackRock Inc.	191	66,082
Franklin Resources Inc.	560	27,457
Invesco Ltd.	611	22,906
Legg Mason Inc.	199	10,255
Northern Trust Corp.	313	23,932
State Street Corp.	637	49,049	(e)
T Rowe Price Group Inc.	401	31,170
The Bank of New York Mellon Corp.	1,685	70,719
		357,911

Auto Parts & Equipment—0.4%
BorgWarner Inc.	320	18,189
Delphi Automotive PLC	424	36,078
Johnson Controls Inc.	1,002	49,629
		103,896

Automobile Manufacturers—0.6%
Ford Motor Co.	5,992	89,940
General Motors Co.	2,018	67,260
		157,200

Automotive Retail—0.3%
AutoNation Inc.	155	9,762	(a)
AutoZone Inc.	46	30,677	(a)
CarMax Inc.	304	20,128	(a)
O’Reilly Automotive Inc.	145	32,767	(a)
		93,334

Biotechnology—3.1%
Alexion Pharmaceuticals Inc.	298	53,869	(a)
Amgen Inc.	1,146	175,934
Biogen Inc.	356	143,803	(a)
Celgene Corp.	1,204	139,345	(a)
Gilead Sciences Inc.	2,270	265,771
Regeneron Pharmaceuticals Inc.	113	57,645	(a)
Vertex Pharmaceuticals Inc.	367	45,317	(a)
		881,684

Brewers—0.1%
Molson Coors Brewing Co., Class B	276	19,268

Broadcasting—0.3%
CBS Corp., Class B	719	39,905
Discovery Communications Inc., Class A	240	7,982	(a)
Discovery Communications Inc., Class C	466	14,483	(a)

Scripps Networks Interactive Inc., Class A	137	8,956
TEGNA Inc.	378	12,122
		83,448

Building Products—0.1%
Allegion PLC	177	10,645
Masco Corp.	491	13,095
		23,740

Cable & Satellite—1.4%
Cablevision Systems Corp., Class A	388	9,289
Comcast Corp., Class A	3,877	233,163
DIRECTV	752	69,778	(a)
Time Warner Cable Inc.	420	74,831
		387,061

Casinos & Gaming—0.0% *
Wynn Resorts Ltd.	113	11,150

Coal & Consumable Fuels—0.0% *
CONSOL Energy Inc.	312	6,783

Commodity Chemicals—0.2%
LyondellBasell Industries N.V., Class A	624	64,596

Communications Equipment—1.5%
Cisco Systems Inc.	7,697	211,360
F5 Networks Inc.	127	15,284	(a)
Harris Corp.	194	14,921
Juniper Networks Inc.	683	17,737
Motorola Solutions Inc.	267	15,310
QUALCOMM Inc.	2,505	156,888
		431,500

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	405	13,207
GameStop Corp., Class A	137	5,886
		19,093

Construction & Engineering—0.1%
Fluor Corp.	202	10,708
Jacobs Engineering Group Inc.	173	7,027	(a)
Quanta Services Inc.	291	8,387	(a)
		26,122

Construction Machinery & Heavy Trucks—0.5%
Caterpillar Inc.	906	76,847
Cummins Inc.	261	34,241
Joy Global Inc.	151	5,466
PACCAR Inc.	506	32,288
		148,842

Construction Materials—0.1%
Martin Marietta Materials Inc.	85	12,028
Vulcan Materials Co.	222	18,633
		30,661

Consumer Electronics—0.1%
Garmin Ltd.	202	8,874
Harman International Industries Inc.	114	13,559
		22,433

Consumer Finance—0.8%
American Express Co.	1,319	102,513

Capital One Financial Corp.	832	73,191
Discover Financial Services	694	39,988
Navient Corp.	564	10,270
		225,962

Data Processing & Outsourced Services—1.9%
Alliance Data Systems Corp.	91	26,567	(a)
Automatic Data Processing Inc.	722	57,926
Computer Sciences Corp.	194	12,734
Fidelity National Information Services Inc.	404	24,967
Fiserv Inc.	347	28,742	(a)
Mastercard Inc., Class A	1,451	135,639
Paychex Inc.	462	21,659
The Western Union Co.	906	18,419
Total System Services Inc.	313	13,074
Visa Inc., Class A	2,940	197,421
Xerox Corp.	1,511	16,077
		553,225

Department Stores—0.2%
Kohl’s Corp.	285	17,844
Macy’s Inc.	493	33,263
Nordstrom Inc.	245	18,252
		69,359

Distillers & Vintners—0.2%
Brown-Forman Corp., Class B	220	22,039
Constellation Brands Inc., Class A	239	27,729
		49,768

Distributors—0.1%
Genuine Parts Co.	216	19,338

Diversified Banks—5.0%
Bank of America Corp.	15,820	269,256
Citigroup Inc.	4,558	251,784
Comerica Inc.	306	15,704
JPMorgan Chase & Co.	5,619	380,744
U.S. Bancorp	2,651	115,053
Wells Fargo & Co.	7,093	398,910
		1,431,451

Diversified Chemicals—0.7%
Eastman Chemical Co.	258	21,110
EI du Pont de Nemours & Co.	1,343	85,885
FMC Corp.	223	11,719
The Dow Chemical Co.	1,656	84,737
		203,451

Diversified Metals & Mining—0.1%
Freeport-McMoRan Inc.	1,484	27,632

Diversified Support Services—0.0% *
Cintas Corp.	133	11,250

Drug Retail—1.0%
CVS Health Corp.	1,727	181,128
Walgreens Boots Alliance Inc.	1,293	109,181
		290,309

Electric Utilities—1.5%
American Electric Power Company Inc.	748	39,621
Duke Energy Corp.	1,057	74,645
Edison International	465	25,845
Entergy Corp.	254	17,907
Eversource Energy	449	20,389

Exelon Corp.	1,314	41,286
FirstEnergy Corp.	594	19,335
NextEra Energy Inc.	654	64,112
Pepco Holdings Inc.	476	12,823
Pinnacle West Capital Corp.	149	8,477
PPL Corp.	1,023	30,148
The Southern Co.	1,349	56,523
Xcel Energy Inc.	718	23,105
		434,216

Electrical Components & Equipment—0.5%
AMETEK Inc.	345	18,899
Eaton Corporation PLC	724	48,863
Emerson Electric Co.	1,041	57,702
Rockwell Automation Inc.	192	23,931
		149,395

Electronic Components—0.2%
Amphenol Corp., Class A	439	25,449
Corning Inc.	1,957	38,611
		64,060

Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	308	9,493

Electronic Manufacturing Services—0.1%
TE Connectivity Ltd.	621	39,930

Environmental & Facilities Services—0.2%
Republic Services Inc.	350	13,710
Stericycle Inc.	146	19,551	(a)
Waste Management Inc.	609	28,227
		61,488

Fertilizers & Agricultural Chemicals—0.4%
CF Industries Holdings Inc.	350	22,498
Monsanto Co.	723	77,065
The Mosaic Co.	447	20,942
		120,505

Food Distributors—0.1%
Sysco Corp.	909	32,815

Food Retail—0.3%
The Kroger Co.	737	53,440
Whole Foods Market Inc.	513	20,233
		73,673

Footwear—0.4%
NIKE Inc., Class B	1,035	111,801

Gas Utilities—0.0% *
AGL Resources Inc.	197	9,172

General Merchandise Stores—0.5%
Dollar General Corp.	466	36,227
Dollar Tree Inc.	291	22,986	(a)
Family Dollar Stores Inc.	130	10,245
Target Corp.	948	77,385
		146,843

Gold—0.1%
Newmont Mining Corp.	700	16,352

Health Care REITs—0.3%
HCP Inc.	654	23,851
Health Care REIT Inc.	528	34,653
Ventas Inc.	508	31,542
		90,046

Healthcare Distributors—0.6%
AmerisourceBergen Corp.	320	34,029
Cardinal Health Inc.	505	42,243
Henry Schein Inc.	131	18,618	(a)
McKesson Corp.	345	77,559
Patterson Companies Inc.	145	7,054
		179,503

Healthcare Equipment—2.0%
Abbott Laboratories	2,233	109,596
Baxter International Inc.	814	56,923
Becton Dickinson and Co.	303	42,920
Boston Scientific Corp.	2,038	36,073	(a)
CR Bard Inc.	129	22,020
Edwards Lifesciences Corp.	151	21,507	(a)
Intuitive Surgical Inc.	52	25,194	(a)
Medtronic PLC	2,136	158,278
St Jude Medical Inc.	407	29,739
Stryker Corp.	457	43,675
Varian Medical Systems Inc.	138	11,638	(a)
Zimmer Biomet Holdings Inc.	241	26,324
		583,887

Healthcare Facilities—0.2%
HCA Holdings Inc.	434	39,372	(a)
Tenet Healthcare Corp.	212	12,271	(a)
Universal Health Services Inc., Class B	126	17,905
		69,548

Healthcare Services—0.5%
DaVita Healthcare Partners Inc.	298	23,682	(a)
Express Scripts Holding Co.	1,090	96,944	(a)
Laboratory Corporation of America Holdings	144	17,456	(a)
Quest Diagnostics Inc.	246	17,840
		155,922

Healthcare Supplies—0.0% *
DENTSPLY International Inc.	259	13,351

Healthcare Technology—0.1%
Cerner Corp.	434	29,972	(a)

Home Building—0.1%
DR Horton Inc.	456	12,476
Lennar Corp., Class A	301	15,363
PulteGroup Inc.	453	9,128
		36,967

Home Entertainment Software—0.1%
Electronic Arts Inc.	442	29,393	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	260	17,935	(a)

Home Furnishings—0.1%
Leggett & Platt Inc.	265	12,900
Mohawk Industries Inc.	106	20,236	(a)
		33,136

Home Improvement Retail—1.1%
Lowe’s Companies Inc.	1,443	96,638
The Home Depot Inc.	1,983	220,371
		317,009

Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	1,071	21,238

Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp.	641	31,659
Marriott International Inc., Class A	302	22,466
Royal Caribbean Cruises Ltd.	234	18,413
Starwood Hotels & Resorts Worldwide Inc.	251	20,354
Wyndham Worldwide Corp.	216	17,692
		110,584

Household Appliances—0.1%
Whirlpool Corp.	110	19,036

Household Products—1.7%
Colgate-Palmolive Co.	1,273	83,267
Kimberly-Clark Corp.	559	59,237
The Clorox Co.	182	18,932
The Procter & Gamble Co.	4,062	317,811
		479,247

Housewares & Specialties—0.1%
Newell Rubbermaid Inc.	377	15,498

Human Resource & Employment Services—0.0% *
Robert Half International Inc.	186	10,323

Hypermarkets & Super Centers—0.9%
Costco Wholesale Corp.	650	87,789
Wal-Mart Stores Inc.	2,378	168,672
		256,461

Independent Power Producers & Energy Traders—0.1%
AES Corp.	1,134	15,037
NRG Energy Inc.	462	10,570
		25,607

Industrial Conglomerates—2.3%
3M Co.	966	149,054
Danaher Corp.	914	78,229
General Electric Co.	15,090	400,941	(k)
Roper Technologies Inc.	142	24,490
		652,714

Industrial Gases—0.4%
Air Products & Chemicals Inc.	294	40,228
Airgas Inc.	92	9,732
Praxair Inc.	437	52,243
		102,203

Industrial Machinery—0.8%
Dover Corp.	231	16,212
Flowserve Corp.	229	12,059
Illinois Tool Works Inc.	540	49,567
Ingersoll-Rand PLC	377	25,417
Pall Corp.	183	22,774
Parker-Hannifin Corp.	211	24,546
Pentair PLC	262	18,012

Snap-on Inc.	98	15,607
Stanley Black & Decker Inc.	221	23,258
Xylem Inc.	244	9,045
		216,497

Industrial REITs—0.1%
Prologis Inc.	788	29,235

Insurance Brokers—0.3%
Aon PLC	436	43,460
Marsh & McLennan Companies Inc.	815	46,211
		89,671

Integrated Oil & Gas—3.1%
Chevron Corp.	2,843	274,264
Exxon Mobil Corp.	6,307	524,743	(h)
Occidental Petroleum Corp.	1,152	89,591
		888,598

Integrated Telecommunication Services—2.1%
AT&T Inc.	7,803	277,162
CenturyLink Inc.	815	23,945
Frontier Communications Corp.	1,366	6,762
Verizon Communications Inc.	6,239	290,800
		598,669

Internet Retail—1.5%
Amazon.com Inc.	572	248,299	(a)
Expedia Inc.	168	18,371
Netflix Inc.	92	60,438	(a)
The Priceline Group Inc.	78	89,807	(a)
TripAdvisor Inc.	154	13,420	(a)
		430,335

Internet Software & Services—3.2%
Akamai Technologies Inc.	249	17,385	(a)
eBay Inc.	1,677	101,023	(a)
Facebook Inc., Class A	3,146	269,817	(a)
Google Inc., Class A	429	231,677	(a)
Google Inc., Class C	430	223,819	(a)
VeriSign Inc.	147	9,073	(a)
Yahoo! Inc.	1,322	51,941	(a)
		904,735

Investment Banking & Brokerage—1.0%
E*TRADE Financial Corp.	511	15,304	(a)
Morgan Stanley	2,336	90,613
The Charles Schwab Corp.	1,726	56,354
The Goldman Sachs Group Inc.	612	127,780
		290,051

IT Consulting & Other Services—1.3%
Accenture PLC, Class A	937	90,683
Cognizant Technology Solutions Corp., Class A	914	55,836	(a)
International Business Machines Corp.	1,385	225,284
Teradata Corp.	266	9,842	(a)
		381,645

Leisure Products—0.1%
Hasbro Inc.	153	11,443
Mattel Inc.	581	14,926
		26,369

Life & Health Insurance—0.9%
Aflac Inc.	689	42,856
Lincoln National Corp.	367	21,734
MetLife Inc.	1,687	94,455
Principal Financial Group Inc.	384	19,695
Prudential Financial Inc.	687	60,126
Torchmark Corp.	255	14,846
Unum Group	432	15,444
		269,156

Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	469	18,094
PerkinElmer Inc.	148	7,791
Thermo Fisher Scientific Inc.	598	77,596
Waters Corp.	115	14,764	(a)
		118,245

Managed Healthcare—1.5%
Aetna Inc.	528	67,299
Anthem Inc.	405	66,476
Cigna Corp.	399	64,638
Humana Inc.	235	44,951
UnitedHealth Group Inc.	1,446	176,412
		419,776

Metal & Glass Containers—0.1%
Ball Corp.	236	16,556
Owens-Illinois Inc.	210	4,817	(a)
		21,373

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	301	16,961

Movies & Entertainment—1.8%
The Walt Disney Co.	2,347	267,886
Time Warner Inc.	1,243	108,651
Twenty-First Century Fox Inc., Class A	2,752	89,564
Viacom Inc., Class B	566	36,586
		502,687

Multi-Line Insurance—0.7%
American International Group Inc.	2,075	128,276
Assurant Inc.	146	9,782
Genworth Financial Inc., Class A	912	6,904	(a)
Loews Corp.	528	20,333
The Hartford Financial Services Group Inc.	612	25,441
		190,736

Multi-Sector Holdings—1.3%
Berkshire Hathaway Inc., Class B	2,740	372,942	(a)
Leucadia National Corp.	430	10,440
		383,382

Multi-Utilities—1.1%
Ameren Corp.	336	12,660
CenterPoint Energy Inc.	737	14,025
CMS Energy Corp.	380	12,099
Consolidated Edison Inc.	416	24,078
Dominion Resources Inc.	875	58,511
DTE Energy Co.	249	18,585
NiSource Inc.	547	24,938
PG&E Corp.	728	35,745

Public Service Enterprise Group Inc.	722	28,360
SCANA Corp.	195	9,877
Sempra Energy	354	35,025
TECO Energy Inc.	302	5,333
WEC Energy Group Inc.	536	24,094
		303,330

Office REITs—0.2%
Boston Properties Inc.	218	26,387
SL Green Realty Corp.	154	16,923
Vornado Realty Trust	248	23,542
		66,852

Office Services & Supplies—0.0% *
Pitney Bowes Inc.	320	6,659

Oil & Gas Drilling—0.1%
Diamond Offshore Drilling Inc.	177	4,569
Ensco PLC, Class A	467	10,400
Helmerich & Payne Inc.	146	10,281
Noble Corporation PLC	320	4,925
Transocean Ltd.	700	11,284
		41,459

Oil & Gas Equipment & Services—1.1%
Baker Hughes Inc.	663	40,907
Cameron International Corp.	272	14,245	(a)
FMC Technologies Inc.	322	13,360	(a)
Halliburton Co.	1,273	54,828
National Oilwell Varco Inc.	616	29,740
Schlumberger Ltd.	1,940	167,209
		320,289

Oil & Gas Exploration & Production—1.8%
Anadarko Petroleum Corp.	760	59,326
Apache Corp.	539	31,063
Cabot Oil & Gas Corp.	577	18,199
Chesapeake Energy Corp.	713	7,964
Cimarex Energy Co.	148	16,326
ConocoPhillips	1,825	112,073
Devon Energy Corp.	592	35,218
EOG Resources Inc.	820	71,791
EQT Corp.	264	21,474
Hess Corp.	362	24,210
Marathon Oil Corp.	960	25,478
Murphy Oil Corp.	282	11,723
Newfield Exploration Co.	338	12,208	(a)
Noble Energy Inc.	632	26,974
Pioneer Natural Resources Co.	213	29,541
Range Resources Corp.	231	11,407
Southwestern Energy Co.	525	11,933	(a)
		526,908

Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	858	44,882
Phillips 66	830	66,865
Tesoro Corp.	176	14,856
Valero Energy Corp.	796	49,830
		176,433

Oil & Gas Storage & Transportation—0.7%
Kinder Morgan Inc.	2,521	96,781

ONEOK Inc.	358	14,134
Spectra Energy Corp.	960	31,296
The Williams Companies Inc.	1,026	58,882
		201,093

Packaged Foods & Meats—1.5%
Campbell Soup Co.	245	11,674
ConAgra Foods Inc.	599	26,188
General Mills Inc.	921	51,318
Hormel Foods Corp.	254	14,318
Kellogg Co.	357	22,384
Keurig Green Mountain Inc.	172	13,180
Kraft Foods Group Inc.	884	75,264
McCormick & Company Inc.	178	14,409
Mead Johnson Nutrition Co.	288	25,983
Mondelez International Inc., Class A	2,495	102,644
The Hershey Co.	209	18,566
The JM Smucker Co.	175	18,972
Tyson Foods Inc., Class A	507	21,614
		416,514

Paper Packaging—0.2%
Avery Dennison Corp.	170	10,360
MeadWestvaco Corp.	229	10,806
Sealed Air Corp.	292	15,003
WestRock Co.	144	8,770	(a)
		44,939

Paper Products—0.1%
International Paper Co.	606	28,840

Personal Products—0.1%
The Estee Lauder Companies Inc., Class A	318	27,558

Pharmaceuticals—6.3%
AbbVie Inc.	2,603	174,896
Allergan PLC	589	178,738	(a)
Bristol-Myers Squibb Co.	2,499	166,284
Eli Lilly & Co.	1,454	121,394
Endo International PLC	275	21,904	(a)
Hospira Inc.	239	21,202	(a)
Johnson & Johnson	4,205	409,819	(h)
Mallinckrodt PLC	164	19,306	(a)
Merck & Company Inc.	4,289	244,173
Mylan N.V.	621	42,141	(a)
Perrigo Company PLC	216	39,923
Pfizer Inc.	9,172	307,537
Zoetis Inc.	769	37,081
		1,784,398

Property & Casualty Insurance—0.8%
ACE Ltd.	498	50,637
Cincinnati Financial Corp.	200	10,036
The Allstate Corp.	641	41,582
The Chubb Corp.	338	32,157
The Progressive Corp.	753	20,956
The Travelers Companies Inc.	498	48,137
XL Group PLC	473	17,595
		221,100

Publishing—0.0% *
Gannett Company Inc.	189	2,644	(a)
News Corp., Class A	684	9,980	(a)
		12,624

Railroads—0.8%
CSX Corp.	1,496	48,845
Kansas City Southern	155	14,136
Norfolk Southern Corp.	465	40,622
Union Pacific Corp.	1,340	127,796
		231,399

Real Estate Services—0.1%
CBRE Group Inc., Class A	386	14,282	(a)

Regional Banks—1.0%
BB&T Corp.	1,101	44,381
Fifth Third Bancorp	1,166	24,276
Huntington Bancshares Inc.	1,382	15,630
KeyCorp	1,212	18,204
M&T Bank Corp.	187	23,362
People’s United Financial Inc.	561	9,094
Regions Financial Corp.	1,932	20,016
SunTrust Banks Inc.	805	34,631
The PNC Financial Services Group Inc.	783	74,894
Zions Bancorporation	266	8,442
		272,930

Research & Consulting Services—0.2%
Equifax Inc.	168	16,311
Nielsen N.V.	574	25,698
The Dun & Bradstreet Corp.	47	5,734
		47,743

Residential REITs—0.4%
Apartment Investment & Management Co., Class A	323	11,928
AvalonBay Communities Inc.	189	30,216
Equity Residential	547	38,383
Essex Property Trust Inc.	110	23,375
		103,902

Restaurants—1.3%
Chipotle Mexican Grill Inc.	47	28,434	(a)
Darden Restaurants Inc.	169	12,012
McDonald’s Corp.	1,468	139,563
Starbucks Corp.	2,268	121,599
Yum! Brands Inc.	658	59,273
		360,881

Retail REITs—0.5%
General Growth Properties Inc.	891	22,863
Kimco Realty Corp.	706	15,913
Realty Income Corp.	300	13,317
Simon Property Group Inc.	462	79,935
The Macerich Co.	196	14,622
		146,650

Security & Alarm Services—0.1%
The ADT Corp.	235	7,889
Tyco International PLC	594	22,857
		30,746

Semiconductor Equipment—0.2%
Applied Materials Inc.	1,861	35,768
KLA-Tencor Corp.	285	16,020
Lam Research Corp.	223	18,141
		69,929

Semiconductors—2.1%
Altera Corp.	424	21,709
Analog Devices Inc.	479	30,745
Avago Technologies Ltd.	381	50,646
Broadcom Corp., Class A	832	42,840
First Solar Inc.	139	6,530	(a)
Intel Corp.	7,121	216,585
Linear Technology Corp.	333	14,728
Microchip Technology Inc.	341	16,172
Micron Technology Inc.	1,639	30,879	(a)
NVIDIA Corp.	720	14,479
Qorvo Inc.	200	16,054	(a)
Skyworks Solutions Inc.	300	31,230
Texas Instruments Inc.	1,577	81,231
Xilinx Inc.	368	16,251
		590,079

Soft Drinks—1.8%
Coca-Cola Enterprises Inc.	387	16,811
Dr Pepper Snapple Group Inc.	274	19,975
Monster Beverage Corp.	225	30,155	(a)
PepsiCo Inc.	2,253	210,295
The Coca-Cola Co.	5,932	232,712
		509,948

Specialized Consumer Services—0.0% *
H&R Block Inc.	469	13,906

Specialized Finance—0.6%
CME Group Inc.	483	44,948
Intercontinental Exchange Inc.	173	38,684
McGraw Hill Financial Inc.	415	41,687
Moody’s Corp.	261	28,178
The NASDAQ OMX Group Inc.	156	7,614
		161,111

Specialized REITs—0.7%
American Tower Corp.	630	58,773
Crown Castle International Corp.	510	40,953
Equinix Inc.	100	25,400
Iron Mountain Inc.	251	7,781
Plum Creek Timber Company Inc.	297	12,049
Public Storage	222	40,930
Weyerhaeuser Co.	745	23,468
		209,354

Specialty Chemicals—0.6%
Ecolab Inc.	412	46,585
International Flavors & Fragrances Inc.	112	12,241
PPG Industries Inc.	418	47,953
Sigma-Aldrich Corp.	169	23,550
The Sherwin-Williams Co.	117	32,177
		162,506

Specialty Stores—0.2%
Staples Inc.	888	13,595
Tiffany & Co.	195	17,901
Tractor Supply Co.	236	21,226
		52,722

Steel—0.1%
Allegheny Technologies Inc.	135	4,077
Nucor Corp.	450	19,832
		23,909

Systems Software—2.8%
CA Inc.	549	16,080
Microsoft Corp.	12,380	546,577	(h)
Oracle Corp.	4,870	196,261
Red Hat Inc.	327	24,829	(a)
Symantec Corp.	979	22,762
		806,509

Technology Hardware, Storage & Peripherals—4.7%
Apple Inc.	8,758	1,098,472	(h)
EMC Corp.	3,041	80,252
Hewlett-Packard Co.	2,786	83,608
NetApp Inc.	436	13,760
SanDisk Corp.	313	18,223
Seagate Technology PLC	466	22,135
Western Digital Corp.	312	24,467
		1,340,917

Thrifts & Mortgage Finance—0.0% *
Hudson City Bancorp Inc.	945	9,337

Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	372	11,216

Tobacco—1.3%
Altria Group Inc.	2,980	145,752
Philip Morris International Inc.	2,340	187,598
Reynolds American Inc.	601	44,870
		378,220

Trading Companies & Distributors—0.2%
Fastenal Co.	473	19,951
United Rentals Inc.	138	12,092	(a)
WW Grainger Inc.	86	20,352
		52,395

Trucking—0.1%
JB Hunt Transport Services Inc.	100	8,209
Ryder System Inc.	69	6,029
		14,238

Total Common Stock
(Cost $20,451,140)		27,558,314

Short-Term Investments—3.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $941,451)		941,451	(d,h,m)

Total Investments
(Cost $21,392,591)		28,499,765

Other Assets and Liabilities, net—0.1%		31,623

NET ASSETS—100.0%		$28,531,388

Other Information:

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2015	10	$1,027,200	$(17,786)

GE Institutional Income Fund

Schedule of Investments—June 30, 2015 (Unaudited)

Bonds and Notes—97.7% †		Principal Amount	Fair Value
U.S. Treasuries—25.7%
U.S. Treasury Bonds
2.50%	02/15/45	$9,461,700	$8,327,053
2.75%	11/15/42	8,182,900	7,612,650
4.75%	02/15/41	354,000	461,113
U.S. Treasury Notes
0.50%	04/30/17	3,335,000	3,329,527
0.63%	05/31/17	15,016,000	15,013,657
1.38%	07/31/18	8,021,200	8,101,412
1.50%	05/31/20	15,636,800	15,551,282
2.13%	05/15/25	16,314,600	16,018,898
			74,415,592

Agency Mortgage Backed—26.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	18,474	20,065
5.00%	07/01/35 - 06/01/41	1,425,844	1,599,208
5.50%	05/01/20 - 04/01/39	453,349	510,187
6.00%	04/01/17 - 11/01/37	749,156	850,575
6.50%	07/01/29 - 10/01/33	3,259	3,743
7.00%	10/01/16 - 08/01/36	80,854	91,885
7.50%	01/01/30 - 09/01/33	2,292	2,443
8.00%	11/01/30	27,214	31,219
8.50%	04/01/30	20,570	25,368
9.00%	12/01/16	240	248
9.50%	04/01/21	35	38
Federal National Mortgage Assoc.
2.22%	04/01/37	2,597	2,645	(i)
3.00%	02/01/43 - 06/01/43	11,360,039	11,372,595	(h)
3.50%	11/01/42	3,386,122	3,500,290	(h)
4.00%	05/01/19 - 12/01/41	2,529,679	2,692,070
4.00%	01/01/41 - 03/01/44	6,107,788	6,505,958	(h)
4.50%	05/01/18 - 01/01/41	7,360,068	7,969,060
5.00%	07/01/20 - 06/01/41	2,397,480	2,692,857
5.50%	06/01/20 - 04/01/38	2,215,861	2,485,101
5.50%	10/01/24	7,598	7,671	(i)
6.00%	05/01/19 - 08/01/35	1,421,307	1,629,936
6.50%	07/01/17 - 08/01/36	132,781	150,103
7.00%	10/01/16 - 02/01/34	19,579	20,978
7.50%	12/01/23 - 12/01/33	68,813	78,596
8.00%	12/01/15 - 01/01/33	12,271	13,555
8.00%	10/01/31	4,298	4,996	(h)
9.00%	12/01/17 - 12/01/22	3,652	3,976
2.50%	TBA	7,676,364	7,769,355	(c)
3.00%	TBA	175,000	174,347	(c)
3.50%	TBA	6,618,746	6,820,928	(c)
4.00%	TBA	2,210,790	2,342,289	(c)
5.00%	TBA	1,083,000	1,131,860	(c)
Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	3,262,897	3,314,834
3.50%	05/20/43	3,657,932	3,807,706
4.00%	01/20/41 - 04/20/43	4,065,714	4,349,059
4.50%	08/15/33 - 05/20/40	845,882	923,572
5.00%	08/15/33	52,239	58,288

6.00%	04/15/27 - 09/15/36	302,369	351,762
6.50%	04/15/19 - 09/15/36	122,714	140,397
7.00%	10/15/27 - 10/15/36	61,787	69,426
7.50%	01/15/23 - 11/15/31	10,839	11,394
8.00%	05/15/30 - 09/15/30	580	664
8.50%	10/15/17	1,420	1,486
9.00%	11/15/16 - 12/15/21	10,179	10,654
3.50%	TBA	2,725,768	2,828,943	(c)
5.50%	TBA	255,000	287,154	(c)
			76,659,484

Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	168	167	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,071,499	3,168	(g,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,273,607	146,111	(g)
4.50%	03/15/18	9,897	68	(g)
5.00%	10/15/18 - 02/15/38	28,922	730	(g)
5.50%	06/15/33	58,960	12,210	(g)
6.41%	08/15/25	466,292	54,229	(g,i)
7.50%	07/15/27	5,306	790	(g)
8.00%	04/15/20	49	51
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,232	1,165	(d,f)
5.76%	08/15/43	868,818	189,310	(g,i)
8.00%	02/01/23 - 07/01/24	4,807	1,094	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	292	286	(d,f)
1.23%	12/25/42	211,609	9,656	(g,i)
5.00%	02/25/40 - 09/25/40	657,188	71,207	(g)
5.81%	07/25/38	145,587	20,476	(g,i)
7.31%	05/25/18	52,851	3,847	(g,i)
8.00%	05/25/22	7	125	(g)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	28,045	26,008	(d,f)
4.50%	08/25/35 - 01/25/36	208,180	40,430	(g)
5.00%	03/25/38 - 05/25/38	119,194	22,918	(g)
5.50%	12/25/33	25,531	4,925	(g)
6.00%	01/25/35	106,862	22,373	(g)
7.50%	11/25/23	24,748	3,653	(g)
8.00%	08/25/23 - 07/25/24	9,511	2,097	(g)
8.50%	03/25/17 - 07/25/22	527	64	(g)
9.00%	05/25/22	253	47	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,261,314	88,160	(g)
5.00%	12/20/35 - 09/20/38	698,647	57,824	(g)
6.06%	02/20/40	384,194	67,567	(g,i)
6.62%	01/16/40	674,481	137,957	(g,i)
			988,713

Asset Backed—0.2%
Chase Funding Trust 2004-1
3.99%	11/25/33	296,096	301,838	(j)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	160,000	160,154
			461,992

Corporate Notes—35.9%
21st Century Fox America Inc.
6.65%	11/15/37	213,000	259,206	(h)
ABB Finance USA Inc.
1.63%	05/08/17	158,000	158,989	(h)
AbbVie Inc.
1.75%	11/06/17	370,000	370,970	(h)
2.00%	11/06/18	304,000	304,134	(h)
2.50%	05/14/20	425,000	420,640	(h)
3.60%	05/14/25	255,000	252,041	(h)
4.70%	05/14/45	85,000	83,609	(h)
ACCO Brands Corp.
6.75%	04/30/20	400,000	420,000	(h)
ACE INA Holdings Inc.
3.15%	03/15/25	300,000	293,079	(h)
Actavis Funding SCS
1.30%	06/15/17	400,000	397,299	(h)
3.00%	03/12/20	214,000	214,485	(h)
3.45%	03/15/22	299,000	296,168	(h)
3.80%	03/15/25	426,000	418,469	(h)
4.55%	03/15/35	214,000	203,465	(h)
Activision Blizzard Inc.
5.63%	09/15/21	438,000	458,805	(b,h)
Aetna Inc.
3.50%	11/15/24	213,000	208,799	(h)
Agrium Inc.
3.38%	03/15/25	107,000	101,736	(h)
4.90%	06/01/43	187,000	180,019	(h)
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	196,970	(b,h)
Altria Group Inc.
2.95%	05/02/23	209,000	199,646	(h)
4.50%	05/02/43	209,000	193,571	(h)
America Movil SAB de C.V.
3.13%	07/16/22	211,000	208,181	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	283,000	297,150	(h)
6.63%	10/15/22	56,000	58,800	(h)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	312,000	311,848	(h)
American Electric Power Company Inc.
2.95%	12/15/22	341,000	330,949	(h)
American Express Co.
3.63%	12/05/24	476,000	463,139	(h)
American International Group Inc.
4.13%	02/15/24	129,000	133,860	(h)
4.50%	07/16/44	85,000	80,856	(h)
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	350,000	344,750	(b,h)
American Tower Corp. (REIT)
3.40%	02/15/19	550,000	562,825	(h)
Amgen Inc.
2.20%	05/22/19	476,000	474,646	(h)
3.13%	05/01/25	270,000	255,458	(h)
Amkor Technology Inc.
6.63%	06/01/21	263,000	266,945	(h)
Anadarko Petroleum Corp.
6.20%	03/15/40	233,000	262,595	(h)

Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	395,000	379,862	(h)
Anthem Inc.
3.30%	01/15/23	218,000	209,519	(h)
Apache Corp.
5.10%	09/01/40	213,000	205,858	(h)
Apple Inc.
2.50%	02/09/25	465,000	436,030	(h)
2.85%	05/06/21	375,000	380,512	(h)
3.45%	02/09/45	215,000	182,218	(h)
Ascension Health
4.85%	11/15/53	327,000	338,018	(h)
AT&T Inc.
2.38%	11/27/18	250,000	252,188	(h)
2.45%	06/30/20	640,000	627,372	(h)
3.40%	05/15/25	641,000	611,327	(h)
4.50%	05/15/35	213,000	195,808	(h)
4.75%	05/15/46	108,000	98,277	(h)
4.80%	06/15/44	167,000	155,560	(h)
AutoZone Inc.
3.25%	04/15/25	426,000	411,355	(h)
Bank of America Corp.
2.60%	01/15/19	17,000	17,185	(h)
3.95%	04/21/25	769,000	740,693	(h)
4.00%	04/01/24 - 01/22/25	853,000	849,597	(h)
4.10%	07/24/23	190,000	195,493	(h)
4.25%	10/22/26	385,000	377,147	(h)
Bank of China Ltd.
5.00%	11/13/24	455,000	465,849	(b,h)
Barclays Bank PLC
2.25%	05/10/17	1,281,000	1,307,861	(b,h)
Barrick Gold Corp.
4.10%	05/01/23	215,000	209,490	(h)
Baxalta Inc.
2.88%	06/23/20	428,000	427,376	(b,h)
4.00%	06/23/25	428,000	424,817	(b,h)
Bed Bath & Beyond Inc.
4.92%	08/01/34	62,000	60,511	(h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	495,000	583,141	(h)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	134,000	135,512	(h)
Berry Plastics Corp.
5.13%	07/15/23	260,000	253,500	(h)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	119,000	123,526	(h)
Bombardier Inc.
4.75%	04/15/19	255,000	247,988	(b,h)
5.50%	09/15/18	87,000	86,130	(b,h)
6.00%	10/15/22	249,000	220,988	(b,h)
7.75%	03/15/20	288,000	289,584	(b,h)
Boston Scientific Corp.
3.85%	05/15/25	215,000	208,604	(h)
BP Capital Markets PLC
1.38%	05/10/18	210,000	208,859	(h)
3.81%	02/10/24	526,000	535,552	(h)
Branch Banking & Trust Co.
3.80%	10/30/26	255,000	257,520	(h)
Brocade Communications Systems Inc.
4.63%	01/15/23	113,000	109,328	(h)

Building Materials Corporation of America
5.38%	11/15/24	262,000	257,245	(b,h)
Calpine Corp.
5.75%	01/15/25	255,000	247,988	(h)
Canadian Pacific Railway Co.
2.90%	02/01/25	500,000	470,650	(h)
Caterpillar Inc.
4.30%	05/15/44	217,000	213,170	(h)
Catholic Health Initiatives
2.60%	08/01/18	130,000	132,190
4.35%	11/01/42	129,000	117,967
CBS Corp.
3.70%	08/15/24	325,000	317,573	(h)
Cequel Capital Corp.
5.13%	12/15/21	485,000	440,441	(b,h)
Chesapeake Energy Corp.
3.25%	03/15/16	242,000	241,093	(h)
5.38%	06/15/21	400,000	362,000	(h)
Cigna Corp.
3.25%	04/15/25	427,000	409,587	(h)
Citigroup Inc.
1.75%	05/01/18	419,000	417,097	(h)
3.30%	04/27/25	213,000	204,823	(h)
4.40%	06/10/25	428,000	426,405	(h)
CMS Energy Corp.
4.88%	03/01/44	215,000	222,421	(h)
CNA Financial Corp.
5.88%	08/15/20	366,000	416,961	(h)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	433,000	442,200	(h)
Cogeco Cable Inc.
4.88%	05/01/20	400,000	406,000	(b,h)
Columbia Pipeline Group Inc.
3.30%	06/01/20	299,000	300,166	(b,h)
4.50%	06/01/25	214,000	210,521	(b,h)
Comcast Corp.
3.38%	08/15/25	854,000	842,733	(h)
4.20%	08/15/34	210,000	202,537	(h)
4.60%	08/15/45	215,000	213,154	(h)
Commonwealth Bank of Australia
0.75%	01/15/16	559,000	559,585	(b,h)
ConocoPhillips Co.
3.35%	11/15/24	397,000	392,851	(h)
Continental Resources Inc.
4.90%	06/01/44	47,000	39,584	(h)
Corp Andina de Fomento
4.38%	06/15/22	646,000	698,433	(h)
COX Communications Inc.
4.70%	12/15/42	93,000	79,560	(b,h)
Credit Suisse AG
1.70%	04/27/18	421,000	418,066	(h)
2.60%	05/27/16	416,000	422,663	(b,h)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	502,000	483,262	(b,h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	170,000	160,545	(h)
CSX Corp.
4.50%	08/01/54	125,000	117,292	(h)
CVS Health Corp.
2.25%	08/12/19	430,000	428,047	(h)

Daimler Finance North America LLC
2.38%	08/01/18	633,000	641,808	(b,h)
Denbury Resources Inc.
6.38%	08/15/21	263,000	252,480	(h)
Deutsche Bank AG
4.50%	04/01/25	433,000	412,221	(h)
Dexia Credit Local S.A.
2.25%	01/30/19	869,000	884,264	(b,h)
Diageo Investment Corp.
2.88%	05/11/22	509,000	497,616	(h)
DigitalGlobe Inc.
5.25%	02/01/21	438,000	428,692	(b,h)
DIRECTV Holdings LLC
4.45%	04/01/24	328,000	335,646	(h)
Discover Bank
3.10%	06/04/20	298,000	297,703	(h)
Dollar General Corp.
1.88%	04/15/18	425,000	423,045	(h)
4.13%	07/15/17	427,000	446,506	(h)
Dominion Resources Inc.
1.95%	08/15/16	243,000	244,879	(h)
Duke Energy Corp.
3.75%	04/15/24	408,000	415,716	(h)
Duke Energy Progress Inc.
4.15%	12/01/44	130,000	125,634	(h)
Eastman Chemical Co.
3.60%	08/15/22	426,000	430,616	(h)
Eaton Corp.
2.75%	11/02/22	320,000	311,241	(h)
Ecopetrol S.A.
5.88%	05/28/45	106,000	93,545	(h)
Electricite de France S.A.
2.15%	01/22/19	857,000	862,792	(b,h)
Eli Lilly & Co.
2.75%	06/01/25	214,000	206,737	(h)
3.70%	03/01/45	42,000	38,103	(h)
EMD Finance LLC
3.25%	03/19/25	214,000	207,708	(b,h)
Energy Transfer Equity LP
5.88%	01/15/24	862,000	893,894	(h)
Energy Transfer Partners LP
4.05%	03/15/25	171,000	161,251	(h)
5.15%	03/15/45	149,000	131,650	(h)
6.50%	02/01/42	352,000	362,612	(h)
Ensco PLC
4.50%	10/01/24	213,000	203,491	(h)
5.20%	03/15/25	342,000	338,602	(h)
5.75%	10/01/44	87,000	77,531	(h)
Enterprise Products Operating LLC
3.70%	02/15/26	425,000	411,512	(h)
3.75%	02/15/25	341,000	334,205	(h)
ERP Operating LP
4.50%	07/01/44	85,000	82,804	(h)
European Investment Bank
4.88%	01/17/17	490,000	521,681	(h)
FedEx Corp.
3.20%	02/01/25	138,000	134,420	(h)
4.10%	02/01/45	2,000	1,796	(h)
Fiat Chrysler Automobiles N.V.
4.50%	04/15/20	265,000	263,675	(b,h)

Five Corners Funding Trust
4.42%	11/15/23	465,000	480,327	(b,h)
Florida Power & Light Co.
4.13%	02/01/42	234,000	231,066	(h)
Ford Motor Credit Company LLC
2.46%	03/27/20	640,000	628,952	(h)
3.22%	01/09/22	455,000	449,898	(h)
5.88%	08/02/21	329,000	374,552	(h)
Freeport-McMoRan Inc.
4.55%	11/14/24	192,000	178,900	(h)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	349,000	371,685	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	363,000	374,798	(h)
General Motors Co.
5.20%	04/01/45	43,000	42,589
General Motors Financial Company Inc.
3.15%	01/15/20	300,000	301,406	(h)
Georgia-Pacific LLC
3.60%	03/01/25	425,000	420,831	(b,h)
Gilead Sciences Inc.
4.80%	04/01/44	297,000	305,679	(h)
Glencore Funding LLC
4.00%	04/16/25	103,000	95,811	(b,h)
Grupo Televisa SAB
5.00%	05/13/45	209,000	199,386	(h)
HCA Inc.
4.75%	05/01/23	205,000	207,563	(h)
6.50%	02/15/20	85,000	94,988	(h)
HJ Heinz Co.
2.80%	07/02/20	642,000	642,499	(b,c,h)
3.95%	07/15/25	556,000	559,083	(b,c,h)
Humana Inc.
3.85%	10/01/24	167,000	166,331	(h)
Hyundai Capital America
2.13%	10/02/17	207,000	209,063	(b,h)
Illinois Tool Works Inc.
3.50%	03/01/24	431,000	440,892	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	299,000	292,560	(h)
Ingles Markets Inc.
5.75%	06/15/23	379,000	385,178	(h)
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	424,000	375,452	(h)
International Business Machines Corp.
3.63%	02/12/24	439,000	444,616	(h)
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	133,000	129,215	(b,h)
Invesco Finance PLC
3.13%	11/30/22	460,000	454,700	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	128,400	(b,h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	237,000	238,481	(b,h)
Jefferies Group LLC
5.13%	01/20/23	131,000	135,240	(h)
6.50%	01/20/43	142,000	138,735	(h)
JPMorgan Chase & Co.
3.88%	09/10/24	715,000	703,493	(h)
6.10%	10/29/49	510,000	511,785	(h,i)

KB Home
7.00%	12/15/21	252,000	260,190	(h)
Keysight Technologies Inc.
4.55%	10/30/24	425,000	410,207	(b,h)
KFW
4.50%	07/16/18	169,000	185,567	(h)
Kilroy Realty LP
4.25%	08/15/29	211,000	210,073	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	139,000	129,582	(h)
4.30%	05/01/24	333,000	328,619	(h)
Kinder Morgan Inc.
5.55%	06/01/45	128,000	118,308	(h)
Kinross Gold Corp.
5.95%	03/15/24	215,000	203,986	(h)
6.88%	09/01/41	30,000	27,000	(h)
Korea National Oil Corp.
2.88%	11/09/15	358,000	360,706	(b,h)
L-3 Communications Corp.
1.50%	05/28/17	167,000	165,853	(h)
Lamar Media Corp.
5.00%	05/01/23	252,000	248,850	(h)
Lennar Corp.
4.50%	11/15/19	262,000	265,275	(h)
Liberty Mutual Group Inc.
4.25%	06/15/23	437,000	449,413	(b,h)
Lockheed Martin Corp.
3.80%	03/01/45	213,000	189,881	(h)
LyondellBasell Industries N.V.
4.63%	02/26/55	85,000	74,855	(h)
Macquarie Bank Ltd.
4.88%	06/10/25	433,000	426,081	(b,h)
Marathon Petroleum Corp.
3.63%	09/15/24	425,000	417,268	(h)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	175,000	171,063	(h)
5.50%	02/15/23	349,000	358,161	(h)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	300,000	296,312	(h)
Mattel Inc.
2.35%	05/06/19	475,000	474,184	(h)
Medtronic Inc.
2.50%	03/15/20	128,000	128,214	(b,h)
3.50%	03/15/25	377,000	375,713	(b,h)
4.63%	03/15/45	215,000	217,655	(b,h)
MEG Energy Corp.
6.50%	03/15/21	254,000	244,475	(b,h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	145,139	(h)
Merck & Company Inc.
2.75%	02/10/25	425,000	407,547	(h)
MetLife Inc.
4.05%	03/01/45	214,000	196,557	(h)
4.72%	12/15/44	170,000	171,835	(h)
MGM Resorts International
5.25%	03/31/20	267,000	269,003	(h)
Microsoft Corp.
4.00%	02/12/55	225,000	201,866	(h)
Mizuho Bank Ltd.
2.45%	04/16/19	523,000	527,297	(b,h)

Monsanto Co.
3.38%	07/15/24	208,000	198,665	(h)
4.70%	07/15/64	123,000	106,480	(h)
Morgan Stanley
2.65%	01/27/20	90,000	89,839	(h)
3.70%	10/23/24	426,000	424,275	(h)
3.95%	04/23/27	427,000	402,613	(h)
4.10%	05/22/23	399,000	399,746	(h)
4.88%	11/01/22	406,000	431,865	(h)
5.00%	11/24/25	171,000	179,013	(h)
Motorola Solutions Inc.
4.00%	09/01/24	143,000	138,707	(h)
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	260,241	(b,h)
National Retail Properties Inc.
3.90%	06/15/24	108,000	107,865	(h)
NCL Corporation Ltd.
5.00%	02/15/18	227,000	231,540	(h)
Newfield Exploration Co.
5.63%	07/01/24	779,000	786,790	(h)
5.75%	01/30/22	467,000	474,005	(h)
Newmont Mining Corp.
4.88%	03/15/42	163,000	136,772	(h)
Nexen Energy ULC
6.40%	05/15/37	232,000	277,976	(h)
Noble Energy Inc.
3.90%	11/15/24	256,000	252,406	(h)
Northrop Grumman Corp.
3.85%	04/15/45	128,000	112,624	(h)
NRG Energy Inc.
6.25%	07/15/22	227,000	230,405	(h)
Occidental Petroleum Corp.
3.50%	06/15/25	428,000	426,522	(h)
Omnicom Group Inc.
3.63%	05/01/22	187,000	188,085	(h)
Oracle Corp.
2.25%	10/08/19	610,000	613,533	(h)
2.95%	05/15/25	425,000	409,028	(h)
4.13%	05/15/45	86,000	79,748	(h)
Owens & Minor Inc.
3.88%	09/15/21	350,000	359,986	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	640,000	639,414	(h)
PacifiCorp
6.25%	10/15/37	258,000	322,196	(h)
People’s United Bank NA
4.00%	07/15/24	488,000	483,203	(h)
PepsiCo Inc.
4.25%	10/22/44	127,000	124,521	(h)
Petrobras Global Finance BV
3.50%	02/06/17	314,000	310,618	(h)
3.88%	01/27/16	187,000	187,798	(h)
6.25%	03/17/24	340,000	328,260	(h)
Petroleos Mexicanos
3.50%	01/30/23	278,000	263,739	(h)
Philip Morris International Inc.
4.13%	03/04/43	214,000	197,435	(h)
Phillips 66 Partners LP
2.65%	02/15/20	128,000	125,917	(h)
3.61%	02/15/25	139,000	130,814	(h)

Pitney Bowes Inc.
4.63%	03/15/24	368,000	371,157	(h)
PNC Bank NA
2.40%	10/18/19	441,000	443,920	(h)
Precision Castparts Corp.
4.38%	06/15/45	128,000	126,973	(h)
Principal Financial Group Inc.
4.70%	05/15/55	425,000	422,875	(h,i)
Prudential Financial Inc.
5.38%	05/15/45	214,000	211,058	(h,i)
5.63%	06/15/43	260,000	269,490	(h,i)
QUALCOMM Inc.
2.25%	05/20/20	299,000	297,469	(h)
3.45%	05/20/25	289,000	281,625	(h)
4.80%	05/20/45	214,000	205,355	(h)
Quest Diagnostics Inc.
4.70%	03/30/45	128,000	113,531	(h)
Range Resources Corp.
5.75%	06/01/21	268,000	275,370	(h)
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	214,000	206,510	(h)
Revlon Consumer Products Corp.
5.75%	02/15/21	1,055,000	1,033,900	(h)
Reynolds American Inc.
4.45%	06/12/25	300,000	305,646	(h)
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	428,000	421,999	(h)
Roche Holdings Inc.
3.35%	09/30/24	455,000	459,350	(b,h)
Rowan Companies Inc.
5.85%	01/15/44	86,000	72,803	(h)
Royal Bank of Canada
1.20%	09/19/17	717,000	715,881	(h)
Ryder System Inc.
2.45%	09/03/19	345,000	344,294	(h)
Santander Bank NA
2.00%	01/12/18	520,000	519,924	(h)
Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)
6.25%	11/15/19	230,000	242,363	(b,h,n)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	260,000	280,475	(b,h,n)
Seagate HDD Cayman
4.75%	01/01/25	321,000	319,026	(b,h)
Sealed Air Corp.
4.88%	12/01/22	87,000	85,695	(b,h)
5.13%	12/01/24	87,000	85,804	(b,h)
Sinclair Television Group Inc.
5.38%	04/01/21	196,000	197,470	(h)
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	335,000	320,551	(b,h)
Southern California Edison Co.
2.40%	02/01/22	170,000	165,345	(h)
Spectra Energy Partners LP
4.75%	03/15/24	419,000	442,813	(h)
Sprint Corp.
7.25%	09/15/21	242,000	235,950	(h)
7.63%	02/15/25	100,000	94,250	(h)
Sysco Corp.
3.50%	10/02/24	300,000	303,000	(h)

T-Mobile USA Inc.
6.25%	04/01/21	100,000	102,500	(h)
Talisman Energy Inc.
6.25%	02/01/38	175,000	171,808	(h)
Tampa Electric Co.
4.35%	05/15/44	209,000	209,894	(h)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%	11/15/19	435,000	430,650	(b,h)
Target Corp.
3.50%	07/01/24	479,000	488,961	(h)
TD Ameritrade Holding Corp.
2.95%	04/01/22	211,000	209,208	(h)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	425,000	433,398	(b,h)
Teck Resources Ltd.
3.75%	02/01/23	71,000	61,074	(h)
Telecom Italia S.p.A.
5.30%	05/30/24	450,000	448,312	(b,h)
Tenet Healthcare Corp.
4.75%	06/01/20	160,000	162,500	(h)
6.00%	10/01/20	424,000	452,090	(h)
The Allstate Corp.
5.75%	08/15/53	240,000	253,500	(h,i)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	399,829	(b,h)
The Boeing Co.
2.85%	10/30/24	224,000	219,289	(h)
The Dow Chemical Co.
3.50%	10/01/24	77,000	75,556	(h)
4.25%	10/01/34	218,000	204,775	(h)
The Goldman Sachs Group Inc.
2.38%	01/22/18	335,000	340,095	(h)
2.60%	04/23/20	425,000	422,870	(h)
2.63%	01/31/19	140,000	141,733	(h)
2.90%	07/19/18	296,000	302,964	(h)
3.75%	05/22/25	493,000	486,513	(h)
4.00%	03/03/24	442,000	449,712	(h)
4.80%	07/08/44	250,000	246,783	(h)
5.15%	05/22/45	214,000	206,452	(h)
The Korea Development Bank
3.25%	03/09/16	223,000	226,211	(h)
4.00%	09/09/16	245,000	252,950	(h)
The Kroger Co.
2.95%	11/01/21	299,000	297,088	(h)
The Progressive Corp.
3.70%	01/26/45	172,000	151,845	(h)
The Williams Companies Inc.
8.75%	03/15/32	84,000	101,867	(h)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	425,000	428,043	(b,h)
Time Inc.
5.75%	04/15/22	443,000	428,602	(b,h)
Time Warner Cable Inc.
4.50%	09/15/42	43,000	35,075	(h)
6.55%	05/01/37	127,000	132,210	(h)
Time Warner Inc.
3.60%	07/15/25	235,000	228,580	(h)
5.35%	12/15/43	361,000	369,883	(h)
Tyco Electronics Group S.A.
2.35%	08/01/19	421,000	419,915	(h)

Tyson Foods Inc.
2.65%	08/15/19	210,000	211,386	(h)
3.95%	08/15/24	140,000	141,027	(h)
5.15%	08/15/44	140,000	143,961	(h)
U.S. Bancorp
3.44%	02/01/16	648,000	656,591	(h)
Ultra Petroleum Corp.
6.13%	10/01/24	437,000	383,468	(b,h)
United Rentals North America Inc.
6.13%	06/15/23	345,000	352,331	(h)
US Bank NA
2.80%	01/27/25	315,000	301,388	(h)
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	137,000	144,278	(b,h)
Verizon Communications Inc.
1.35%	06/09/17	593,000	592,160	(h)
3.50%	11/01/24	213,000	207,176	(h)
4.15%	03/15/24	426,000	437,252	(h)
4.40%	11/01/34	213,000	197,187	(h)
4.67%	03/15/55	150,000	130,493	(b,h)
5.05%	03/15/34	131,000	131,881	(h)
5.15%	09/15/23	677,000	741,207	(h)
6.55%	09/15/43	144,000	168,445	(h)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	493,000	492,872	(b,h)
2.45%	11/20/19	205,000	205,703	(b,h)
W.R. Grace & Co.
5.63%	10/01/24	438,000	443,475	(b,h)
Weatherford International Ltd.
6.75%	09/15/40	107,000	98,939	(h)
Wells Fargo & Co.
3.00%	02/19/25	214,000	204,956	(h)
4.10%	06/03/26	235,000	235,991	(h)
5.88%	12/29/49	297,000	304,069	(h,i)
5.90%	12/29/49	281,000	281,703	(h,i)
Williams Partners LP
5.40%	03/04/44	43,000	39,304	(h)
Windstream Services LLC
6.38%	08/01/23	409,000	332,824	(h)
WPP Finance 2010
3.75%	09/19/24	425,000	423,624	(h)
WPX Energy Inc.
5.25%	01/15/17	408,000	417,180	(h)
XLIT Ltd.
5.25%	12/15/43	184,000	189,986	(h)
Yamana Gold Inc.
4.95%	07/15/24	176,000	169,529	(h)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	213,000	205,798	(h)
			103,949,467

Non-Agency Collateralized Mortgage Obligations—7.3%
American Tower Trust I (REIT)
1.55%	03/15/43	644,000	640,763	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	1,050,000	1,093,869
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	905,000	943,614	(i)
Banc of America Commercial Mortgage Trust 2007-4
5.94%	02/10/51	62,969	67,554	(i)

Banc of America Commercial Mortgage Trust 2008-1
6.43%	02/10/51	143,582	156,288	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.52%	11/10/42	54,749	54,699	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.33%	09/10/47	317,503	319,110	(i)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	168,401	170,706	(b,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.77%	04/12/38	220,000	226,251	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	190,000	207,071	(i)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	848,000	766,378	(b,h,i)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	190,833	(b,i)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	266,913	(i)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	413,823	374,302	(b,i)
COMM 2014-CR20 Mortgage Trust
4.66%	11/10/47	208,404	206,775	(i)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	418,316	427,279
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	189,546	182,897	(i)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	381,065	379,886	(b)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	740,000	751,111	(i)
GS Mortgage Securities Corp. II 2012-GCJ9
2.51%	11/10/45	964,751	105,401	(g,i)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	280,000	289,708	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	420,000	427,297
5.48%	08/10/44	100,000	112,572	(b,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	220,000	231,434
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	430,000	430,516	(b)
GS Mortgage Securities Trust 2015-GC28
1.32%	02/10/48	2,862,965	212,695	(g,i)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.03%	12/15/47	1,250,261	108,644	(g,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	380,000	394,880
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	283,148	296,875
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	125,000	131,779	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	170,000	181,274	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	317,000	331,048	(i)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	210,000	217,643	(i)
LB-UBS Commercial Mortgage Trust 2004-C8
0.76%	12/15/39	160,232	540	(b,g,i)

LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	375,453	379,098
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	199,530	205,063	(i)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	465,000	497,567	(i)
6.11%	07/15/40	530,000	568,143	(b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	28,141	1,624	(g)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	1,029,000	1,073,065	(h,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	396,000	394,288	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	210,349	176,344	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	251,885	204,501	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.58%	02/15/48	3,249,430	308,124	(g,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.13%	03/15/48	3,909,742	272,712	(g,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	05/15/46	342,479	338,715
4.24%	05/15/46	190,266	162,703	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	205,991	172,996	(b)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	103,324	103,687	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.85%	10/15/42	270,000	272,095	(i)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	343,994	345,550	(i)
5.27%	10/12/52	150,000	152,629	(i)
Morgan Stanley Capital I Trust 2006-T23
6.01%	08/12/41	161,115	166,306	(i)
Morgan Stanley Capital I Trust 2007-IQ16
6.28%	12/12/49	190,000	204,724	(i)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	250,000	276,798	(i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	208,897	(b,i)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.56%	02/15/48	3,310,176	309,730	(g,i)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	565,872	578,818
4.22%	06/15/48	205,919	176,649	(i)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	206,028	206,028	(c,i)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	111,530	7,574
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	255,121
5.30%	12/15/46	175,000	171,721	(b,i)
WFRBS Commercial Mortgage Trust 2013-C18
4.83%	12/15/46	194,760	188,317	(b,i)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	412,226	371,237	(b)
4.72%	03/15/47	300,000	318,238	(i)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	254,088	217,238	(b,i)

WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	582,848	(h,i)
4.59%	03/15/47	582,134	528,239	(b,h,i)
			21,295,992
Sovereign Bonds—1.2%
Government of Brazil
4.25%	01/07/25	401,000	387,165	(h)
Government of Colombia
2.63%	03/15/23	327,000	299,532	(h)
5.63%	02/26/44	143,000	144,788	(h)
Government of Mexico
3.60%	01/30/25	336,000	331,296	(h)
4.00%	10/02/23	214,000	219,885	(h)
4.60%	01/23/46	310,000	286,750	(h)
4.75%	03/08/44	466,000	442,700	(h)
Government of Panama
4.00%	09/22/24	203,000	204,015	(h)
Government of Peru
5.63%	11/18/50	69,000	76,935	(h)
Government of Philippines
3.95%	01/20/40	200,000	202,000	(h)
4.20%	01/21/24	200,000	218,000	(h)
Government of Turkey
3.25%	03/23/23	296,000	275,280	(h)
4.88%	04/16/43	211,000	192,002	(h)
6.63%	02/17/45	147,000	168,682	(h)
			3,449,030

Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	295,000	350,646
Municipal Electric Authority of Georgia
6.64%	04/01/57	336,000	407,128
Port Authority of New York & New Jersey
4.46%	10/01/62	525,000	516,642
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	292,956
State of California
5.70%	11/01/21	290,000	343,244
State of Illinois
5.10%	06/01/33	130,000	121,153
			2,031,769

FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	243,286	32,844	(l,o)

Total Bonds and Notes
(Cost $284,373,257)			283,284,883

		Number of Shares	Fair Value
Domestic Equity—0.1%

Preferred Stock—0.1%
Wells Fargo & Co.
(Cost $326,100)		13,044	332,622

Total Investments in Securities
(Cost $284,699,357)			283,617,505

Short-Term Investments—8.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $25,908,401)	25,908,401	(d,m)

Total Investments
(Cost $310,607,758)	309,525,906

Liabilities in Excess of Other Assets, net—(6.7)%	(19,562,193)

NET ASSETS—100.0%	$289,963,713

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America High Yield Index	CME Group Inc.	$1,980	5.00%	06/20/20	$(125,546)	$(136,325)	$10,779

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
U.S. Long Bond Futures	September 2015	8	$1,206,750	$5,713
5 Yr. U.S. Treasury Notes Futures	September 2015	296	35,300,312	424

				$6,137

The Fund had the following short futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2015	38	$(5,854,375)	$138,002
2 Yr. U.S. Treasury Notes Futures	September 2015	164	(35,905,750)	(5,633)
10 Yr. U.S. Treasury Notes Futures	September 2015	183	(23,089,453)	50,035

				$182,404

				$188,541

GE Institutional Strategic Investment Fund

Schedule of Investments—June 30, 2015 (Unaudited)

Domestic Equity—33.3% †	Number of Shares	Fair Value
Common Stock—33.3%

Aerospace & Defense—1.7%
General Dynamics Corp.	28,941	$4,100,650
Hexcel Corp.	51,623	2,567,728
Honeywell International Inc.	49,267	5,023,756
The Boeing Co.	11,507	1,596,251
		13,288,385

Agricultural Products—0.4%
Archer-Daniels-Midland Co.	70,990	3,423,138

Air Freight & Logistics—0.1%
United Parcel Service Inc., Class B	10,391	1,006,992

Airlines—0.3%
Delta Air Lines Inc.	53,799	2,210,063

Application Software—0.3%
Intuit Inc.	19,716	1,986,781

Asset Management & Custody Banks—1.6%
Ameriprise Financial Inc.	34,049	4,253,742
Invesco Ltd.	119,735	4,488,865
State Street Corp.	58,890	4,534,530	(e)
		13,277,137

Auto Parts & Equipment—0.4%
BorgWarner Inc.	18,099	1,028,747
Delphi Automotive PLC	21,966	1,869,087
		2,897,834

Automobile Manufacturers—0.2%
Ford Motor Co.	122,306	1,835,813

Automotive Retail—0.2%
Advance Auto Parts Inc.	10,967	1,746,933

Biotechnology—1.9%
Alexion Pharmaceuticals Inc.	13,083	2,365,014	(a)
Amgen Inc.	49,489	7,597,551
Gilead Sciences Inc.	46,394	5,431,810
		15,394,375

Broadcasting—0.3%
CBS Corp., Class B	15,900	882,450
Discovery Communications Inc., Class C	36,507	1,134,638	(a)
		2,017,088

Cable & Satellite—1.4%
Comcast Corp., Class A	86,608	5,208,605
Comcast Corp., Special Class A	46,577	2,791,825
Liberty Global PLC, Class C	66,041	3,343,656	(a)
		11,344,086

Casinos & Gaming—0.1%
Las Vegas Sands Corp.	19,252	1,012,078

Communications Equipment—1.5%
Cisco Systems Inc.	221,180	6,073,603	(h)
QUALCOMM Inc.	101,624	6,364,711
		12,438,314

Consumer Finance—0.2%
Discover Financial Services	31,370	1,807,539

Data Processing & Outsourced Services—0.4%
Visa Inc., Class A	51,028	3,426,530

Diversified Banks—2.2%
Bank of America Corp.	110,575	1,881,986
Citigroup Inc.	71,070	3,925,907
JPMorgan Chase & Co.	124,764	8,454,009
Wells Fargo & Co.	59,032	3,319,960
		17,581,862

Drug Retail—0.7%
CVS Health Corp.	54,166	5,680,930

Electric Utilities—0.2%
NextEra Energy Inc.	13,800	1,352,814

Electrical Components & Equipment—0.2%
Rockwell Automation Inc.	11,703	1,458,662

Fertilizers & Agricultural Chemicals—0.3%
Monsanto Co.	24,355	2,595,999

General Merchandise Stores—1.0%
Dollar General Corp.	50,524	3,927,736
Target Corp.	51,832	4,231,046
		8,158,782

Healthcare Distributors—0.2%
Cardinal Health Inc.	23,238	1,943,859

Healthcare Equipment—0.9%
Abbott Laboratories	52,189	2,561,436
Boston Scientific Corp.	226,012	4,000,413	(a)
Stryker Corp.	10,518	1,005,205
		7,567,054

Healthcare Supplies—0.2%
The Cooper Companies Inc.	10,726	1,908,906

Home Improvement Retail—0.6%
Lowe’s Companies Inc.	72,876	4,880,506

Independent Power Producers & Energy Traders—0.2%
Calpine Corp.	41,302	743,023	(a)
NRG Energy Inc.	33,193	759,456
		1,502,479

Industrial Machinery—0.3%
Ingersoll-Rand PLC	39,477	2,661,539

Integrated Oil & Gas—1.0%
Exxon Mobil Corp.	60,362	5,022,118
Occidental Petroleum Corp.	34,961	2,718,917
		7,741,035

Integrated Telecommunication Services—0.2%
Verizon Communications Inc.	34,246	1,596,206

Internet Retail—0.4%
Amazon.com Inc.	6,727	2,920,123	(a)

Internet Software & Services—1.4%
eBay Inc.	47,896	2,885,255	(a)
Facebook Inc., Class A	17,396	1,491,968	(a)
Google Inc., Class A	4,930	2,662,397	(a)
Google Inc., Class C	5,909	3,075,694	(a)
LinkedIn Corp., Class A	5,311	1,097,412	(a)
		11,212,726

Investment Banking & Brokerage—0.3%
The Charles Schwab Corp.	76,544	2,499,162

Life & Health Insurance—0.2%
Lincoln National Corp.	24,297	1,438,868

Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	13,502	710,745

Movies & Entertainment—0.9%
The Walt Disney Co.	21,339	2,435,633
Time Warner Inc.	50,975	4,455,725
		6,891,358

Multi-Line Insurance—1.2%
American International Group Inc.	87,203	5,390,890
The Hartford Financial Services Group Inc.	94,674	3,935,598
		9,326,488

Oil & Gas Equipment & Services—0.7%
FMC Technologies Inc.	21,718	901,080	(a)
Schlumberger Ltd.	59,104	5,094,174
		5,995,254

Oil & Gas Exploration & Production—0.5%
Hess Corp.	51,250	3,427,600
Marathon Oil Corp.	35,320	937,393
		4,364,993

Packaged Foods & Meats—0.4%
Mondelez International Inc., Class A	87,152	3,585,433

Paper Packaging—0.0% *
Packaging Corporation of America	4,827	301,639

Personal Products—0.1%
Edgewell Personal Care Co.	7,970	1,048,453

Pharmaceuticals—2.5%
Allergan PLC	30,835	9,357,189	(a)
Johnson & Johnson	12,231	1,192,033
Merck & Company Inc.	88,079	5,014,337
Pfizer Inc.	143,903	4,825,068
		20,388,627

Railroads—0.1%
CSX Corp.	30,543	997,229

Research & Consulting Services—0.5%
Nielsen N.V.	88,426	3,958,832

Semiconductor Equipment—0.4%
Applied Materials Inc.	154,010	2,960,072

Soft Drinks—0.7%
PepsiCo Inc.	55,817	5,209,959

Specialized Finance—0.7%
CME Group Inc.	34,523	3,212,710
McGraw Hill Financial Inc.	25,515	2,562,982
		5,775,692

Specialized REITs—0.5%
American Tower Corp.	43,830	4,088,901

Specialty Stores—0.2%
Dick’s Sporting Goods Inc.	25,093	1,299,065

Systems Software—0.3%
Microsoft Corp.	12,231	539,999
Oracle Corp.	48,923	1,971,597
		2,511,596

Technology Hardware, Storage & Peripherals—1.8%
Apple Inc.	63,901	8,014,783
EMC Corp.	45,023	1,188,157
Hewlett-Packard Co.	89,321	2,680,523
Western Digital Corp.	32,941	2,583,233
		14,466,696

Trading Companies & Distributors—0.2%
United Rentals Inc.	19,308	1,691,767	(a)

Total Common Stock
(Cost $222,188,384)		269,387,397

Preferred Stock—0.0% *

Diversified Banks—0.0% *
Wells Fargo & Co.	9,802	249,951

Total Preferred Stock
(Cost $245,050)		249,951

Total Domestic Equity
(Cost $222,433,434)		269,637,348

Foreign Equity—22.9%

Common Stock—22.6%

Advertising—0.2%
WPP PLC	82,429	1,848,611

Aerospace & Defense—0.6%
Airbus Group SE	26,712	1,732,178
Embraer S.A. ADR	3,840	116,314
Safran S.A.	26,288	1,780,544
Zodiac Aerospace	33,383	1,086,104
		4,715,140

Airlines—0.2%
International Consolidated Airlines Group S.A.	166,199	1,293,053	(a)

Apparel Retail—0.2%
Fast Retailing Company Ltd.	3,488	1,583,731

Apparel, Accessories & Luxury Goods—0.2%
Luxottica Group S.p.A.	7,075	470,219
Makalot Industrial Company Ltd.	10,000	86,049
The Swatch Group AG	2,849	1,109,968
		1,666,236

Application Software—0.2%
SAP SE	23,512	1,639,937

Auto Parts & Equipment—0.4%
Continental AG	14,810	3,502,401
Superalloy Industrial Company Ltd.	6,024	24,991
		3,527,392

Automobile Manufacturers—0.7%
Chongqing Changan Automobile Company Ltd., Class B	9,200	23,532
Fuji Heavy Industries Ltd.	24,800	913,647
Great Wall Motor Company Ltd., Class H	19,134	93,788	(o)

Hyundai Motor Co.	915	111,560
Mahindra & Mahindra Ltd.	1,679	33,919
Toyota Motor Corp.	60,380	4,047,703
		5,224,149

Biotechnology—0.2%
CSL Ltd.	19,062	1,266,876

Brewers—0.4%
AMBEV S.A. ADR	4,196	25,596
Anheuser-Busch InBev N.V.	25,089	3,005,072
SABMiller PLC	1,622	84,282
		3,114,950

Building Products—0.2%
Assa Abloy AB, Class B	103,011	1,937,935

Cable & Satellite—0.0% *
Naspers Ltd., Class N	692	108,038

Coal & Consumable Fuels—0.0% *
Coal India Ltd.	25,902	171,121

Communications Equipment—0.3%
Telefonaktiebolaget LM Ericsson, Class B	258,990	2,681,198

Construction & Engineering—0.2%
Larsen & Toubro Ltd.	48,743	1,364,926

Construction Materials—0.3%
Cemex SAB de C.V. ADR	17,361	159,027	(a)
HeidelbergCement AG	26,491	2,099,492
Indocement Tunggal Prakarsa Tbk PT	77,600	121,500
		2,380,019

Department Stores—0.0% *
Matahari Department Store Tbk PT	45,576	56,575
SACI Falabella	6,332	44,208
Woolworths Holdings Ltd.	20,864	169,487
		270,270

Diversified Banks—3.0%
Banco Bilbao Vizcaya Argentaria S.A.	75,725	741,805
Bank Negara Indonesia Persero Tbk PT	134,300	53,388
Bank of China Ltd., Class H	399,978	260,545
Barclays PLC	856,132	3,507,474
BNP Paribas S.A.	42,109	2,540,601
China Construction Bank Corp., Class H	177,000	161,873
Credicorp Ltd.	602	83,630
Credit Agricole S.A.	158,209	2,351,528
CTBC Financial Holding Company Ltd.	242,211	190,757
Grupo Financiero Banorte SAB de C.V., Class O	139,479	768,214
HSBC Holdings PLC	124,374	1,115,133
ICICI Bank Ltd.	424,380	2,052,592
Industrial & Commercial Bank of China Ltd., Class H	338,203	268,292
Intesa Sanpaolo S.p.A.	915,622	3,317,645
Kasikornbank PCL NVDR	11,900	66,590
Malayan Banking Bhd	43,699	105,860
Metropolitan Bank & Trust Co.	78,784	164,242
Mitsubishi UFJ Financial Group Inc.	423,000	3,041,355
Qatar National Bank SAQ	1,721	91,172
Sberbank of Russia ADR	12,540	65,459
Shinhan Financial Group Company Ltd.	4,659	173,546
Sumitomo Mitsui Financial Group Inc.	62,400	2,783,816
		23,905,517

Diversified Metals & Mining—0.2%
BHP Billiton PLC	90,415	1,776,024
Korea Zinc Company Ltd.	115	56,188
MMC Norilsk Nickel PJSC ADR	4,235	71,445
		1,903,657

Diversified Real Estate Activities—0.9%
Brookfield Asset Management Inc., Class A	22,572	789,012
Mitsubishi Estate Company Ltd.	120,588	2,598,212
Mitsui Fudosan Company Ltd.	128,399	3,595,991
		6,983,215

Drug Retail—0.0% *
Raia Drogasil S.A.	2,172	28,024

Education Services—0.0% *
Kroton Educacional S.A.	32,702	125,170

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	330,534	725,898

Electrical Components & Equipment—0.8%
Nidec Corp.	57,500	4,306,685
Schneider Electric SE	25,077	1,730,373
		6,037,058

Electronic Components—0.5%
Largan Precision Company Ltd.	2,000	228,492
Murata Manufacturing Company Ltd.	19,699	3,438,652
		3,667,144

Electronic Equipment & Instruments—0.8%
Flytech Technology Company Ltd.	10,387	41,407
Hexagon AB, Class B	41,048	1,486,088
Hitachi Ltd.	424,000	2,795,597
Keyence Corp.	3,200	1,727,553
		6,050,645

Food Retail—0.0% *
Magnit PJSC GDR	1,680	93,509

Gas Utilities—0.0% *
China Resources Gas Group Ltd.	17,329	51,299

Healthcare Equipment—0.8%
Medtronic PLC	65,598	4,860,812
Smith & Nephew PLC	97,004	1,638,475
		6,499,287

Healthcare Services—0.3%
Fresenius SE & Company KGaA	39,463	2,530,455

Household Appliances—0.0% *
Techtronic Industries Company Ltd.	35,380	116,373

Household Products—0.1%
LG Household & Health Care Ltd.	198	137,390
Svenska Cellulosa AB SCA, Class B	35,818	909,965
		1,047,355

Human Resource & Employment Services—0.2%
Capita PLC	78,036	1,519,363

Independent Power Producers & Energy Traders—0.0% *
China Resources Power Holdings Company Ltd.	24,000	66,559

Industrial Conglomerates—0.0% *
Alfa SAB de C.V., Class A	38,231	73,389

Industrial Gases—0.3%
Linde AG	11,637	2,202,914

Industrial Machinery—0.7%
FANUC Corp.	13,000	2,664,488
Mitsubishi Heavy Industries Ltd.	428,000	2,604,761
		5,269,249

Integrated Oil & Gas—0.7%
Cenovus Energy Inc.	59,349	949,337
Cenovus Energy Inc.	103,316	1,654,089
China Petroleum & Chemical Corp., Class H	249,725	215,176
Lukoil OAO ADR	2,018	90,628
Statoil ASA	78,251	1,393,450
Total S.A.	35,365	1,716,818
		6,019,498

Integrated Telecommunication Services—0.0% *
China Unicom Hong Kong Ltd.	22,000	34,564

Internet Retail—0.4%
Rakuten Inc.	214,498	3,466,431

Internet Software & Services—0.8%
Alibaba Group Holding Ltd. ADR	1,825	150,143	(a)
Baidu Inc. ADR	29,966	5,965,631	(a)
NAVER Corp.	260	147,779
Tencent Holdings Ltd.	18,155	362,512
Yandex N.V., Class A	3,898	59,328	(a)
		6,685,393

IT Consulting & Other Services—0.0% *
HCL Technologies Ltd.	13,104	189,337

Life & Health Insurance—0.9%
AIA Group Ltd.	691,420	4,508,359
China Life Insurance Company Ltd., Class H	17,000	73,679
Ping An Insurance Group Company of China Ltd., Class H	14,000	188,532
Prudential PLC	91,132	2,196,430
		6,967,000

Movies & Entertainment—0.0% *
Vivendi S.A.	9,687	244,197

Multi-Line Insurance—0.3%
AXA S.A.	95,826	2,416,190
BB Seguridade Participacoes S.A.	12,059	132,375
		2,548,565

Oil & Gas Equipment & Services—0.3%
Technip S.A.	38,883	2,405,317

Oil & Gas Exploration & Production—0.1%
CNOOC Ltd.	120,000	170,576
Dragon Oil PLC	10,654	121,645
Parex Resources Inc.	12,188	102,214	(a)
Peyto Exploration & Development Corp.	23,553	575,973
		970,408

Other Diversified Financial Services—0.4%
Fubon Financial Holding Company Ltd.	27,000	53,730
ING Groep N.V.	184,825	3,049,853
		3,103,583

Packaged Foods & Meats—0.2%
China Mengniu Dairy Company Ltd.	18,802	93,615
Nestle S.A.	22,665	1,637,031
		1,730,646

Pharmaceuticals—2.0%
Aspen Pharmacare Holdings Ltd.	4,662	138,273	(a)
Astellas Pharma Inc.	74,700	1,065,573
Bayer AG	20,002	2,798,036
CSPC Pharmaceutical Group Ltd.	152,095	150,672
Roche Holding AG	17,662	4,951,521
Sanofi	38,982	3,832,593
Shire PLC	25,630	2,053,708
Valeant Pharmaceuticals International Inc.	3,957	878,182	(a)
		15,868,558

Property & Casualty Insurance—0.7%
Insurance Australia Group Ltd.	602,389	2,583,519
PICC Property & Casualty Company Ltd., Class H	38,000	86,464
Tokio Marine Holdings Inc.	76,700	3,192,987
		5,862,970

Railroads—0.3%
East Japan Railway Co.	22,200	1,997,483

Real Estate Development—0.0% *
China Resources Land Ltd.	24,000	77,858

Research & Consulting Services—0.2%
Experian PLC	65,064	1,185,960

Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	73,182	75,395

Restaurants—0.0% *
Alsea SAB de C.V.	21,756	65,764

Security & Alarm Services—0.1%
Secom Company Ltd.	16,500	1,071,324

Semiconductor Equipment—0.3%
ASML Holding N.V.	24,150	2,494,365

Semiconductors—0.3%
Taiwan Semiconductor Manufacturing Company Ltd.	608,876	2,772,597

Soft Drinks—0.0% *
Coca-Cola Icecek AS	4,746	79,011

Specialty Chemicals—0.5%
Givaudan S.A.	1,331	2,304,380	(h)
Johnson Matthey PLC	40,393	1,929,922
		4,234,302

Technology Hardware, Storage & Peripherals—0.3%
Samsung Electronics Company Ltd.	1,744	1,982,511

Thrifts & Mortgage Finance—0.0% *
Housing Development Finance Corporation Ltd.	13,334	271,789

Wireless Telecommunication Services—0.8%
China Mobile Ltd.	16,790	215,275
MTN Group Ltd.	12,582	237,122
SK Telecom Company Ltd.	545	122,148

SoftBank Corp.	48,700	2,869,107
Vodafone Group PLC	896,703	3,241,449
		6,685,101

Total Common Stock
(Cost $164,937,152)		182,779,589

Preferred Stock—0.3%

Automobile Manufacturers—0.3%
Volkswagen AG	9,545	2,212,088

Diversified Banks—0.0% *
Itau Unibanco Holding S.A.	14,371	158,311

Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.	21,368	87,428	(a)

Total Preferred Stock
(Cost $2,420,989)		2,457,827

Total Foreign Equity
(Cost $167,358,141)		185,237,416

		Principal Amount	Fair Value
Bonds and Notes—30.1%

U.S. Treasuries—8.0%
U.S. Treasury Bonds
2.50%	02/15/45	$9,887,300	8,701,615
2.75%	11/15/42	7,020,300	6,531,070
4.75%	02/15/41	2,266,000	2,951,642
U.S. Treasury Notes
0.50%	04/30/17	1,952,400	1,949,196
0.63%	05/31/17	10,095,000	10,093,425
1.38%	07/31/18	4,294,300	4,337,243
1.50%	05/31/20	16,031,800	15,944,122
2.13%	05/15/25	14,479,000	14,216,568
			64,724,881

Agency Mortgage Backed—8.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	6,452	7,005
5.00%	07/01/35 - 06/01/41	760,474	853,583
5.50%	05/01/20 - 04/01/39	161,091	181,653
6.00%	04/01/17 - 11/01/37	222,870	253,109
6.50%	06/01/29	934	1,069
7.00%	10/01/16 - 08/01/36	145,531	156,610
7.50%	09/01/33	449	479
8.00%	04/01/30 - 11/01/30	1,079	1,238
9.00%	04/01/16 - 06/01/21	146	149
5.50%	TBA	305,000	341,814	(c)
Federal National Mortgage Assoc.
2.22%	04/01/37	730	743	(i)
3.00%	02/01/43 - 06/01/43	9,851,692	9,862,034
3.50%	11/01/42	1,581,706	1,635,036
4.00%	05/01/19 - 03/01/44	5,685,477	6,055,417
4.50%	05/01/18 - 01/01/41	6,280,866	6,804,001
5.00%	07/01/20 - 06/01/41	1,182,943	1,331,010
5.50%	06/01/20 - 01/01/39	1,235,684	1,388,566
6.00%	02/01/20 - 08/01/35	678,595	779,761
6.50%	02/01/16 - 08/01/34	143,988	164,114

7.00%	10/01/16 - 12/01/33	12,457	12,576
7.50%	12/01/23 - 12/01/33	5,092	5,682
8.00%	12/01/15 - 01/01/33	889	999
9.00%	12/01/17 - 12/01/22	802	873
2.50%	TBA	6,461,076	6,539,345	(c)
3.00%	TBA	1,201,000	1,196,520	(c)
3.50%	TBA	7,893,845	8,134,978	(c)
4.00%	TBA	2,677,143	2,836,381	(c)
4.50%	TBA	2,900,000	3,021,318	(c)
5.00%	TBA	2,098,000	2,307,328	(c)
6.00%	TBA	1,105,000	1,255,011	(c)
6.50%	TBA	568,000	653,200	(c)
Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	2,882,088	2,927,964
3.50%	05/20/43	1,917,132	1,995,629
4.00%	01/20/41 - 04/20/43	2,305,250	2,465,945
4.50%	08/15/33 - 03/20/41	1,184,924	1,293,068
5.00%	08/15/33	14,638	16,333
6.00%	06/15/33 - 09/15/36	62,390	73,536
6.50%	02/15/24 - 06/15/34	13,649	15,574
7.00%	04/15/28 - 10/15/36	9,668	10,578
8.00%	06/15/30	33	34
8.50%	10/15/17	1,922	2,011
9.00%	11/15/16 - 12/15/21	2,846	2,969
3.00%	TBA	1,400,000	1,413,234	(c)
3.50%	TBA	1,782,694	1,850,172	(c)
5.00%	TBA	75,000	82,990	(c)
			67,931,639

Agency Collateralized Mortgage Obligations—0.1%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	78	78	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	91,710	271	(g,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	735,606	84,079	(g)
4.50%	03/15/18	810	6	(g)
5.00%	10/15/18 - 02/15/38	10,151	272	(g)
5.50%	06/15/33	4,856	1,006	(g)
6.41%	08/15/25	296,539	34,487	(g,i)
7.50%	07/15/27	1,735	258	(g)
8.00%	04/15/20	27	28
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	156	147	(d,f)
5.76%	08/15/43	698,032	152,097	(g,i)
8.00%	02/01/23 - 07/01/24	639	146	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	206	202	(d,f)
1.23%	12/25/42	37,021	1,689	(g,i)
5.00%	02/25/40 - 09/25/40	398,077	41,627	(g)
5.81%	07/25/38	75,904	10,675	(g,i)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	76,946	14,968	(g)
5.00%	03/25/38 - 05/25/38	44,353	8,527	(g)
5.50%	12/25/33	8,597	1,659	(g)
6.00%	01/25/35	39,503	8,270	(g)
7.50%	11/25/23	3,985	588	(g)
8.00%	08/25/23 - 07/25/24	1,302	288	(g)
8.50%	03/25/17 - 07/25/22	264	33	(g)
9.00%	05/25/22	178	33	(g)

Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	658,679	45,491	(g)
5.00%	12/20/35 - 09/20/38	280,516	22,248	(g)
6.06%	02/20/40	312,229	54,911	(g,i)
6.62%	01/16/40	541,478	110,752	(g,i)
			594,836

Asset Backed—0.0% *
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	100,000	100,096

Corporate Notes—11.1%
21st Century Fox America Inc.
6.65%	11/15/37	160,000	194,709
ABB Finance USA Inc.
1.63%	05/08/17	166,000	167,039
AbbVie Inc.
1.75%	11/06/17	234,000	234,613
2.00%	11/06/18	211,000	211,093
2.50%	05/14/20	335,000	331,563
3.60%	05/14/25	205,000	202,621
4.70%	05/14/45	70,000	68,854
ACCO Brands Corp.
6.75%	04/30/20	339,000	355,950
ACE INA Holdings Inc.
3.15%	03/15/25	237,000	231,532
Actavis Funding SCS
1.30%	06/15/17	399,000	396,306
3.00%	03/12/20	169,000	169,383
3.45%	03/15/22	236,000	233,765
3.80%	03/15/25	338,000	332,025
4.55%	03/15/35	169,000	160,680
Activision Blizzard Inc.
5.63%	09/15/21	367,000	384,432	(b)
Aetna Inc.
3.50%	11/15/24	168,000	164,686
Agrium Inc.
3.38%	03/15/25	84,000	79,868
4.90%	06/01/43	147,000	141,512
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	196,970	(b)
Altria Group Inc.
2.95%	05/02/23	141,000	134,689
4.50%	05/02/43	141,000	130,591
America Movil SAB de C.V.
3.13%	07/16/22	200,000	197,328
American Axle & Manufacturing Inc.
6.25%	03/15/21	187,000	196,350
6.63%	10/15/22	53,000	55,650
American Campus Communities Operating Partnership LP
4.13%	07/01/24	249,000	248,879
American Electric Power Company Inc.
2.95%	12/15/22	270,000	262,042
American Express Co.
3.63%	12/05/24	337,000	327,895
American International Group Inc.
4.13%	02/15/24	102,000	105,843
4.50%	07/16/44	67,000	63,733
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	650,000	640,250	(b)

American Tower Corp. (REIT)
3.40%	02/15/19	515,000	527,009
Amgen Inc.
2.20%	05/22/19	449,000	447,723
3.13%	05/01/25	215,000	203,420
Amkor Technology Inc.
6.63%	06/01/21	220,000	223,300
Anadarko Petroleum Corp.
6.20%	03/15/40	271,000	305,421
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	453,000	435,640
Anthem Inc.
3.30%	01/15/23	185,000	177,803
Apache Corp.
5.10%	09/01/40	169,000	163,333
Apple Inc.
2.50%	02/09/25	480,000	450,096	(h)
2.85%	05/06/21	499,000	506,334	(h)
3.45%	02/09/45	170,000	144,079	(h)
Aramark Services Inc.
5.75%	03/15/20	370,000	386,280
Ascension Health
4.85%	11/15/53	235,000	242,918
AT&T Inc.
2.38%	11/27/18	438,000	441,834
2.45%	06/30/20	505,000	495,036
3.40%	05/15/25	508,000	484,484
4.50%	05/15/35	169,000	155,360
4.75%	05/15/46	86,000	78,258
4.80%	06/15/44	135,000	125,752
AutoZone Inc.
3.25%	04/15/25	337,000	325,415
Bank of America Corp.
2.60%	01/15/19	293,000	296,191	(h)
3.95%	04/21/25	607,000	584,656
4.00%	04/01/24	338,000	343,940
4.00%	01/22/25	335,000	326,388	(h)
4.10%	07/24/23	163,000	167,713	(h)
4.25%	10/22/26	305,000	298,779	(h)
Bank of China Ltd.
5.00%	11/13/24	200,000	204,769	(b)
Barclays Bank PLC
2.25%	05/10/17	815,000	832,090	(b,h)
Barrick Gold Corp.
4.10%	05/01/23	170,000	165,644
Baxalta Inc.
2.88%	06/23/20	337,000	336,508	(b)
4.00%	06/23/25	337,000	334,494	(b)
Bed Bath & Beyond Inc.
4.92%	08/01/34	51,000	49,775
Berkshire Hathaway Energy Co.
6.13%	04/01/36	789,000	929,491	(h)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	236,000	238,662
Berry Plastics Corp.
5.13%	07/15/23	220,000	214,500
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	174,000	180,618

Bombardier Inc.
4.75%	04/15/19	208,000	202,280	(b)
5.50%	09/15/18	74,000	73,260	(b)
6.00%	10/15/22	198,000	175,725	(b)
7.75%	03/15/20	212,000	213,166	(b)
Boston Scientific Corp.
3.85%	05/15/25	170,000	164,943
BP Capital Markets PLC
1.38%	05/10/18	291,000	289,418	(h)
3.81%	02/10/24	430,000	437,808	(h)
Branch Banking & Trust Co.
3.80%	10/30/26	255,000	257,520
Brocade Communications Systems Inc.
4.63%	01/15/23	687,000	664,672
Building Materials Corporation of America
5.38%	11/15/24	220,000	216,007	(b)
Calpine Corp.
5.75%	01/15/25	205,000	199,363
5.88%	01/15/24	67,000	70,853	(b)
Canadian Pacific Railway Co.
2.90%	02/01/25	400,000	376,520
Caterpillar Inc.
4.30%	05/15/44	175,000	171,911
Catholic Health Initiatives
2.60%	08/01/18	105,000	106,769
4.35%	11/01/42	82,000	74,987
CBS Corp.
3.70%	08/15/24	266,000	259,921
Cequel Capital Corp.
5.13%	12/15/21	347,000	315,119	(b)
Chesapeake Energy Corp.
3.25%	03/15/16	166,000	165,378
5.38%	06/15/21	330,000	298,650
Cigna Corp.
3.25%	04/15/25	338,000	324,216
Citigroup Inc.
1.75%	05/01/18	582,000	579,357
3.30%	04/27/25	169,000	162,512
4.40%	06/10/25	337,000	335,744
CMS Energy Corp.
4.88%	03/01/44	171,000	176,903
CNA Financial Corp.
5.88%	08/15/20	206,000	234,683
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	349,000	356,416
Cogeco Cable Inc.
4.88%	05/01/20	270,000	274,050	(b)
Columbia Pipeline Group Inc.
3.30%	06/01/20	236,000	236,921	(b)
4.50%	06/01/25	169,000	166,253	(b)
Comcast Corp.
3.38%	08/15/25	674,000	665,108
4.20%	08/15/34	171,000	164,923
4.60%	08/15/45	170,000	168,541
Commonwealth Bank of Australia
0.75%	01/15/16	354,000	354,371	(b,h)
ConocoPhillips Co.
3.35%	11/15/24	337,000	333,478

Continental Resources Inc.
4.90%	06/01/44	40,000	33,688
Corp Andina de Fomento
4.38%	06/15/22	425,000	459,496
COX Communications Inc.
4.70%	12/15/42	59,000	50,473	(b)
Credit Suisse AG
1.70%	04/27/18	334,000	331,672
2.60%	05/27/16	253,000	257,052	(b,h)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	502,000	483,262	(b)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	138,000	130,324
CSX Corp.
4.50%	08/01/54	104,000	97,587
CVS Health Corp.
2.25%	08/12/19	364,000	362,347
Daimler Finance North America LLC
2.38%	08/01/18	778,000	788,825	(b)
Denbury Resources Inc.
6.38%	08/15/21	150,000	144,000
Deutsche Bank AG
4.50%	04/01/25	342,000	325,588
Dexia Credit Local S.A.
2.25%	01/30/19	715,000	727,559	(b)
Diageo Investment Corp.
2.88%	05/11/22	346,000	338,261
DigitalGlobe Inc.
5.25%	02/01/21	280,000	274,050	(b)
DIRECTV Holdings LLC
4.45%	04/01/24	262,000	268,107
Discover Bank
3.10%	06/04/20	250,000	249,751
Dollar General Corp.
1.88%	04/15/18	335,000	333,459
4.13%	07/15/17	341,000	356,578
Dominion Resources Inc.
1.95%	08/15/16	368,000	370,846
Duke Energy Corp.
3.75%	04/15/24	326,000	332,165
Duke Energy Progress Inc.
4.15%	12/01/44	100,000	96,641
Eastman Chemical Co.
3.60%	08/15/22	336,000	339,641
Eaton Corp.
2.75%	11/02/22	440,000	427,956
Ecopetrol S.A.
5.88%	05/28/45	85,000	75,013
Electricite de France S.A.
2.15%	01/22/19	704,000	708,758	(b)
Eli Lilly & Co.
2.75%	06/01/25	169,000	163,264
3.70%	03/01/45	33,000	29,938
EMD Finance LLC
3.25%	03/19/25	169,000	164,031	(b)
Energy Transfer Equity LP
5.88%	01/15/24	714,000	740,418
Energy Transfer Partners LP
4.05%	03/15/25	135,000	127,304

5.15%	03/15/45	118,000	104,259
6.50%	02/01/42	217,000	223,542
Ensco PLC
4.50%	10/01/24	168,000	160,500
5.20%	03/15/25	271,000	268,308
5.75%	10/01/44	69,000	61,490
Enterprise Products Operating LLC
3.70%	02/15/26	335,000	324,368
3.75%	02/15/25	270,000	264,619
ERP Operating LP
4.50%	07/01/44	68,000	66,243
European Investment Bank
4.88%	01/17/17	535,000	569,590
FedEx Corp.
3.20%	02/01/25	106,000	103,250
4.10%	02/01/45	2,000	1,796
Fiat Chrysler Automobiles N.V.
4.50%	04/15/20	220,000	218,900	(b)
Five Corners Funding Trust
4.42%	11/15/23	373,000	385,295	(b)
Florida Power & Light Co.
4.13%	02/01/42	131,000	129,358
Ford Motor Credit Company LLC
2.46%	03/27/20	506,000	497,265
3.22%	01/09/22	360,000	355,963
5.88%	08/02/21	261,000	297,137
Freeport-McMoRan Inc.
4.55%	11/14/24	152,000	141,629
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	247,000	263,055	(b)
Frontier Communications Corp.
7.13%	03/15/19	219,000	226,117
General Motors Co.
5.20%	04/01/45	34,000	33,675
General Motors Financial Company Inc.
3.15%	01/15/20	236,000	237,106
Georgia-Pacific LLC
3.60%	03/01/25	480,000	475,291	(b)
Gilead Sciences Inc.
4.80%	04/01/44	189,000	194,523
Glencore Funding LLC
4.00%	04/16/25	86,000	79,998	(b)
Grupo Televisa SAB
5.00%	05/13/45	200,000	190,800
HCA Inc.
4.75%	05/01/23	576,000	583,200	(h)
6.50%	02/15/20	444,000	496,170	(h)
HJ Heinz Co.
2.80%	07/02/20	506,000	506,394	(b,c)
3.95%	07/15/25	439,000	441,434	(b,c)
Humana Inc.
3.85%	10/01/24	146,000	145,415
Hyundai Capital America
2.13%	10/02/17	118,000	119,176	(b)
Illinois Tool Works Inc.
3.50%	03/01/24	343,000	350,873
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	236,000	230,917
Ingles Markets Inc.
5.75%	06/15/23	227,000	230,700

Intelsat Jackson Holdings S.A.
5.50%	08/01/23	347,000	307,268
International Business Machines Corp.
3.63%	02/12/24	361,000	365,618
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	66,000	64,122	(b)
Invesco Finance PLC
3.13%	11/30/22	366,000	361,783
JB Poindexter & Company Inc.
9.00%	04/01/22	83,000	88,810	(b)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	190,000	191,188	(b)
Jefferies Group LLC
5.13%	01/20/23	283,000	292,161
6.50%	01/20/43	90,000	87,931
Johnson Controls Inc.
4.63%	07/02/44	166,000	158,394
JPMorgan Chase & Co.
3.88%	09/10/24	481,000	473,259	(h)
5.00%	12/29/49	244,000	238,815	(h,i)
6.10%	10/29/49	405,000	406,417	(h,i)
KB Home
7.00%	12/15/21	201,000	207,533
Keysight Technologies Inc.
4.55%	10/30/24	335,000	323,340	(b)
KFW
4.50%	07/16/18	446,000	489,721
Kilroy Realty LP
4.25%	08/15/29	172,000	171,244
Kinder Morgan Energy Partners LP
3.50%	09/01/23	75,000	69,918
4.30%	05/01/24	349,000	344,409
Kinder Morgan Inc.
5.55%	06/01/45	101,000	93,353
5.63%	11/15/23	401,000	426,559	(b)
Kinross Gold Corp.
5.95%	03/15/24	171,000	162,240
6.88%	09/01/41	20,000	18,000
Korea National Oil Corp.
2.88%	11/09/15	289,000	291,185	(b)
L Brands Inc.
5.63%	02/15/22	221,000	232,602
L-3 Communications Corp.
1.50%	05/28/17	211,000	209,551
Lamar Media Corp.
5.00%	05/01/23	201,000	198,488
Lennar Corp.
4.50%	11/15/19	220,000	222,750
Liberty Mutual Group Inc.
4.25%	06/15/23	314,000	322,919	(b)
Lockheed Martin Corp.
3.80%	03/01/45	169,000	150,657
LyondellBasell Industries N.V.
4.63%	02/26/55	67,000	59,003
Macquarie Bank Ltd.
4.88%	06/10/25	342,000	336,535	(b)
Marathon Petroleum Corp.
3.63%	09/15/24	340,000	333,815

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	147,000	143,693
5.50%	02/15/23	292,000	299,665
Marsh & McLennan Companies Inc.
3.50%	03/10/25	236,000	233,099
Mattel Inc.
2.35%	05/06/19	499,000	498,143
Medtronic Inc.
2.50%	03/15/20	101,000	101,169	(b)
3.50%	03/15/25	312,000	310,935	(b)
4.63%	03/15/45	170,000	172,099	(b)
MEG Energy Corp.
6.50%	03/15/21	208,000	200,200	(b)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	92,361
Merck & Company Inc.
2.75%	02/10/25	335,000	321,243
MetLife Inc.
4.05%	03/01/45	169,000	155,225
4.72%	12/15/44	135,000	136,457
MGM Resorts International
5.25%	03/31/20	222,000	223,665
Microsoft Corp.
4.00%	02/12/55	160,000	143,549
Mizuho Bank Ltd.
2.45%	04/16/19	420,000	423,451	(b)
Monsanto Co.
3.38%	07/15/24	165,000	157,595	(h)
4.70%	07/15/64	98,000	84,838
Morgan Stanley
2.65%	01/27/20	145,000	144,741	(h)
3.70%	10/23/24	335,000	333,644	(h)
3.95%	04/23/27	337,000	317,753
4.10%	05/22/23	325,000	325,607	(h)
4.88%	11/01/22	256,000	272,309	(h)
5.00%	11/24/25	131,000	137,139	(h)
Motorola Solutions Inc.
4.00%	09/01/24	121,000	117,367
Mylan Inc.
7.88%	07/15/20	71,000	73,962	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	137,236	(b)
National Retail Properties Inc.
3.90%	06/15/24	164,000	163,795
NCL Corporation Ltd.
5.00%	02/15/18	150,000	153,000
Newfield Exploration Co.
5.63%	07/01/24	301,000	304,010
5.75%	01/30/22	287,000	291,305
Newmont Mining Corp.
4.88%	03/15/42	131,000	109,921
Nexen Energy ULC
6.40%	05/15/37	144,000	172,537
Noble Energy Inc.
3.90%	11/15/24	202,000	199,164
Northrop Grumman Corp.
3.85%	04/15/45	101,000	88,867
NRG Energy Inc.
6.25%	07/15/22	184,000	186,760

Occidental Petroleum Corp.
3.50%	06/15/25	337,000	335,836
Omnicom Group Inc.
3.63%	05/01/22	105,000	105,609
Oracle Corp.
2.25%	10/08/19	649,000	652,759
2.95%	05/15/25	335,000	322,411
4.13%	05/15/45	68,000	63,057
Owens & Minor Inc.
3.88%	09/15/21	310,000	318,844
Pacific Gas & Electric Co.
3.40%	08/15/24	506,000	505,537
PacifiCorp
6.25%	10/15/37	3,000	3,746
People’s United Bank NA
4.00%	07/15/24	391,000	387,156
PepsiCo Inc.
4.25%	10/22/44	100,000	98,048
Petrobras Global Finance BV
3.50%	02/06/17	257,000	254,232
3.88%	01/27/16	103,000	103,440
6.25%	03/17/24	270,000	260,677
Petroleos Mexicanos
3.50%	01/30/23	147,000	139,459
Philip Morris International Inc.
4.13%	03/04/43	140,000	129,163
Phillips 66 Partners LP
2.65%	02/15/20	101,000	99,356
3.61%	02/15/25	144,000	135,520
Pitney Bowes Inc.
4.63%	03/15/24	295,000	297,531
PNC Bank NA
2.40%	10/18/19	346,000	348,291
Precision Castparts Corp.
4.38%	06/15/45	101,000	100,189
Principal Financial Group Inc.
4.70%	05/15/55	335,000	333,325	(i)
Prudential Financial Inc.
5.38%	05/15/45	169,000	166,676	(i)
5.63%	06/15/43	166,000	172,059	(i)
QUALCOMM Inc.
2.25%	05/20/20	236,000	234,791
3.45%	05/20/25	227,000	221,207
4.80%	05/20/45	169,000	162,173
Quest Diagnostics Inc.
4.70%	03/30/45	101,000	89,583
Range Resources Corp.
5.75%	06/01/21	153,000	157,208
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	169,000	163,085
Revlon Consumer Products Corp.
5.75%	02/15/21	463,000	453,740
Reynolds American Inc.
4.45%	06/12/25	236,000	240,442
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	338,000	333,261
Roche Holdings Inc.
3.35%	09/30/24	365,000	368,489	(b)
Rowan Companies Inc.
5.85%	01/15/44	70,000	59,259

Royal Bank of Canada
1.20%	09/19/17	773,000	771,794	(h)
Ryder System Inc.
2.45%	09/03/19	394,000	393,193
Santander Bank NA
2.00%	01/12/18	411,000	410,940
Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)
6.88%	08/15/18	260,000	269,100	(b)
Seagate HDD Cayman
4.75%	01/01/25	256,000	254,426	(b)
Sealed Air Corp.
4.88%	12/01/22	73,000	71,905	(b)
5.13%	12/01/24	73,000	71,996	(b)
Sinclair Television Group Inc.
5.38%	04/01/21	165,000	166,238
Southern California Edison Co.
2.40%	02/01/22	135,000	131,303
Spectra Energy Partners LP
4.75%	03/15/24	343,000	362,494
Sprint Corp.
7.25%	09/15/21	191,000	186,225
7.63%	02/15/25	100,000	94,250
Sysco Corp.
3.50%	10/02/24	235,000	237,350
T-Mobile USA Inc.
6.25%	04/01/21	300,000	307,500
Talisman Energy Inc.
6.25%	02/01/38	119,000	116,829
Tampa Electric Co.
4.35%	05/15/44	169,000	169,723
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%	11/15/19	365,000	361,350	(b)
Target Corp.
3.50%	07/01/24	382,000	389,944
TD Ameritrade Holding Corp.
2.95%	04/01/22	166,000	164,590
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	335,000	341,620	(b)
Teck Resources Ltd.
3.75%	02/01/23	115,000	98,923
Telecom Italia S.p.A.
5.30%	05/30/24	400,000	398,500	(b)
Tenet Healthcare Corp.
4.75%	06/01/20	921,000	935,391
6.00%	10/01/20	347,000	369,989
The Allstate Corp.
5.75%	08/15/53	186,000	196,463	(i)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	399,829	(b)
The Boeing Co.
2.85%	10/30/24	211,000	206,562
The Dow Chemical Co.
3.50%	10/01/24	130,000	127,562
4.25%	10/01/34	172,000	161,566
The Goldman Sachs Group Inc.
2.38%	01/22/18	299,000	303,548	(h)
2.60%	04/23/20	335,000	333,321	(h)
2.63%	01/31/19	191,000	193,364	(h)
2.90%	07/19/18	223,000	228,247	(h)
3.75%	05/22/25	389,000	383,882

4.00%	03/03/24	411,000	418,171
4.80%	07/08/44	199,000	196,439
5.15%	05/22/45	169,000	163,039
The Korea Development Bank
3.25%	03/09/16	348,000	353,011
The Kroger Co.
2.95%	11/01/21	236,000	234,491
The Progressive Corp.
3.70%	01/26/45	226,000	199,518
The Williams Companies Inc.
8.75%	03/15/32	68,000	82,464
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	335,000	337,399	(b)
Time Inc.
5.75%	04/15/22	371,000	358,942	(b)
Time Warner Cable Inc.
4.50%	09/15/42	34,000	27,734
6.55%	05/01/37	101,000	105,143
Time Warner Inc.
3.60%	07/15/25	186,000	180,919
5.35%	12/15/43	306,000	313,530
Tyco Electronics Group S.A.
2.35%	08/01/19	344,000	343,114
Tyson Foods Inc.
2.65%	08/15/19	171,000	172,128
3.95%	08/15/24	114,000	114,837
5.15%	08/15/44	114,000	117,226
U.S. Bancorp
3.44%	02/01/16	411,000	416,449
Ultra Petroleum Corp.
6.13%	10/01/24	366,000	321,165	(b)
United Rentals North America Inc.
6.13%	06/15/23	287,000	293,099
US Bank NA
2.80%	01/27/25	250,000	239,197
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	207,000	217,997	(b)
Verizon Communications Inc.
1.35%	06/09/17	682,000	681,034	(h)
3.50%	11/01/24	168,000	163,407	(h)
4.15%	03/15/24	337,000	345,901	(h)
4.40%	11/01/34	168,000	155,528	(h)
4.67%	03/15/55	118,000	102,655	(b)
5.05%	03/15/34	105,000	105,706	(h)
5.15%	09/15/23	547,000	598,878	(h)
6.55%	09/15/43	114,000	133,352	(h)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	595,000	594,846	(b)
2.45%	11/20/19	205,000	205,703	(b)
W.R. Grace & Co.
5.63%	10/01/24	367,000	371,587	(b)
Wal-Mart Stores Inc.
4.30%	04/22/44	314,000	314,832
Weatherford International Ltd.
6.75%	09/15/40	68,000	62,877
Wells Fargo & Co.
3.00%	02/19/25	169,000	161,858	(h)
4.10%	06/03/26	386,000	387,627	(h)
5.88%	12/29/49	234,000	239,569	(h,i)
5.90%	12/29/49	226,000	226,565	(i)

Williams Partners LP
5.40%	03/04/44	34,000	31,077
Windstream Services LLC
6.38%	08/01/23	259,000	210,761
WPP Finance 2010
3.75%	09/19/24	335,000	333,915
WPX Energy Inc.
5.25%	01/15/17	266,000	271,985
XLIT Ltd.
5.25%	12/15/43	143,000	147,652
Yamana Gold Inc.
4.95%	07/15/24	142,000	136,779
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	169,000	163,286
			89,984,280

Non-Agency Collateralized Mortgage Obligations—1.9%
American Tower Trust I (REIT)
1.55%	03/15/43	420,000	417,889	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	43,568	44,706
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	600,000	625,600	(i)
Banc of America Commercial Mortgage Trust 2007-4
5.94%	02/10/51	97,952	105,085	(i)
Banc of America Commercial Mortgage Trust 2008-1
6.43%	02/10/51	510,513	555,691	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.52%	11/10/42	83,734	83,657	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.33%	09/10/47	175,174	176,061	(i)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	137,514	139,396	(b,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.77%	04/12/38	140,000	143,978	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	290,000	316,055	(i)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	692,000	625,394	(b,i)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	140,000	152,666	(b,i)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	200,000	217,888	(i)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	332,639	300,872	(b,i)
COMM 2014-CR20 Mortgage Trust
4.66%	11/10/47	169,443	168,118	(i)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	332,372	339,494
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	161,100	155,449	(i)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	322,321	321,324	(b)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	580,000	588,709	(i)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	150,000	155,200	(b)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	240,000	244,170
5.48%	08/10/44	120,000	135,087	(b,i)

GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	175,000	184,095
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	345,000	345,414	(b)
GS Mortgage Securities Trust 2015-GC28
1.32%	02/10/48	2,283,845	169,671	(g,i)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.03%	12/15/47	1,067,531	92,765	(g,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	70,000	72,741
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	273,709	286,979
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	90,000	94,881	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	140,000	149,284	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	260,000	271,522	(i)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	180,000	186,551	(i)
LB-UBS Commercial Mortgage Trust 2004-C8
0.76%	12/15/39	18,412	62	(b,g,i)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	175,212	176,913
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	114,016	117,178	(i)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	430,000	460,946	(b)
6.11%	07/15/40	360,000	385,213	(i)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	350,000	364,988	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	326,000	324,591	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	171,583	143,845	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	199,711	162,142	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.58%	02/15/48	2,561,415	242,884	(g,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.13%	03/15/48	3,127,032	218,117	(g,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	05/15/46	290,007	286,820
4.24%	05/15/46	161,115	137,775	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	146,650	123,160	(b)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	67,242	67,479	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.85%	10/15/42	110,000	110,853	(i)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	78,627	78,983	(i)
5.27%	10/12/52	210,000	213,681	(i)
Morgan Stanley Capital I Trust 2006-T23
6.01%	08/12/41	371,459	383,428	(i)
Morgan Stanley Capital I Trust 2007-IQ16
6.28%	12/12/49	290,000	312,473	(i)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	110,000	121,791	(i)

Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	120,000	131,935	(b,i)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.56%	02/15/48	2,659,864	248,881	(g,i)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	481,783	492,805
4.22%	06/15/48	146,617	125,776	(i)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	146,643	146,643	(c,i)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	36,418	2,473
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	190,000	201,971
5.30%	12/15/46	140,000	137,377	(b,i)
WFRBS Commercial Mortgage Trust 2013-C18
4.83%	12/15/46	166,621	161,109	(b,i)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	293,728	264,522	(b)
4.72%	03/15/47	240,000	254,590	(i)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	205,657	175,831	(b,i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	447,000	478,921	(i)
4.59%	03/15/47	464,977	421,928	(b,i)
			15,544,476
Sovereign Bonds—0.4%
Government of Brazil
4.25%	01/07/25	400,000	386,200
Government of Chile
3.63%	10/30/42	250,000	224,062
Government of Colombia
2.63%	03/15/23	236,000	216,176
5.63%	02/26/44	282,000	285,525
Government of Mexico
3.60%	01/30/25	510,000	502,860	(h)
4.00%	10/02/23	168,000	172,620
4.60%	01/23/46	245,000	226,625	(h)
4.75%	03/08/44	322,000	305,900	(h)
Government of Panama
4.00%	09/22/24	200,000	201,000
Government of Peru
5.63%	11/18/50	55,000	61,325
Government of Philippines
4.20%	01/21/24	200,000	218,000
Government of Turkey
3.25%	03/23/23	73,000	67,890
4.88%	04/16/43	200,000	181,992
6.63%	02/17/45	76,000	87,210
			3,137,385
Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	95,000	112,920
Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	204,776
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	69,750
Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	344,428
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	149,594

State of California
5.70%	11/01/21	175,000	207,130
State of Illinois
5.10%	06/01/33	100,000	93,195
			1,181,793
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	72,009	9,721	(l,o)

Total Bonds and Notes
(Cost $244,733,570)			243,209,107

	Number of Shares	Fair Value
Exchange Traded Funds—2.2%
Financial Select Sector SPDR Fund	31,044	756,853	(m)
Industrial Select Sector SPDR Fund	52,548	2,840,745	(m)
Vanguard FTSE Emerging Markets ETF	352,330	14,403,250

Total Exchange Traded Funds
(Cost $17,056,338)		18,000,848

Total Investments in Securities
(Cost $651,581,483)		716,084,719

Short-Term Investments—14.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $119,244,208)		119,244,208	(d,h,m)

Total Investments
(Cost $770,825,691)		835,328,927

Liabilities in Excess of Other Assets, net—(3.3)%		(26,844,910)

NET ASSETS—100.0%		$808,484,017

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America High Yield Index	CME Group Inc.	$1,683	5.00%	06/20/20	$(106,714)	$(115,876)	$9,162

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	September 2015	34	$1,301,653	$12,179
FTSE 100 Index Futures	September 2015	3	306,394	(5,724)
S&P 500 Emini Index Futures	September 2015	18	1,848,960	(32,169)
S&P Mid 400 Emini Index Futures	September 2015	163	24,419,030	(456,045)
Topix Index Futures	September 2015	6	799,493	(295)
U.S. Long Bond Futures	September 2015	2	301,688	1,120
5 Yr. U.S. Treasury Notes Futures	September 2015	126	15,026,484	11,795

				$(469,139)

The Fund had the following short futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2015	61	$(9,397,813)	$301,001
2 Yr. U.S. Treasury Notes Futures	September 2015	108	(23,645,250)	(822)
10 Yr. U.S. Treasury Notes Futures	September 2015	69	(8,705,859)	(15,941)

				$284,238

				$(184,901)

The Fund was invested in the following countries/territories at June 30, 2015 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	74.94%
Japan	6.06%
United Kingdom	3.17%
France	2.79%
Germany	2.29%
Switzerland	1.29%
China	1.07%
Canada	1.06%
Sweden	0.84%
Netherlands	0.72%
Australia	0.60%
Ireland	0.58%
India	0.58%
Hong Kong	0.57%
Italy	0.51%
South Korea	0.43%
Taiwan	0.41%
Belgium	0.36%
Mexico	0.33%
Luxembourg	0.26%
Brazil	0.17%
Norway	0.17%
Supranational	0.12%
Spain	0.09%
South Africa	0.08%
Cayman Islands	0.07%
Colombia	0.07%
Turkey	0.06%
Guernsey	0.06%
Philippines	0.05%
Russian Federation	0.04%
Chile	0.03%
Indonesia	0.03%
Panama	0.02%
Bermuda	0.02%
Peru	0.02%
United Arab Emirates	0.01%
Malaysia	0.01%
Qatar	0.01%
Thailand	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2015 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	2.14%	2.88%	5.02%
Pharmaceuticals	2.44%	1.90%	4.34%
Aerospace & Defense	1.59%	0.57%	2.16%
Exchange Traded Funds	2.15%	0.00%	2.15%
Internet Software & Services	1.35%	0.79%	2.14%
Biotechnology	1.84%	0.15%	1.99%
Technology Hardware, Storage & Peripherals	1.73%	0.24%	1.97%
Communications Equipment	1.49%	0.32%	1.81%
Healthcare Equipment	0.91%	0.77%	1.68%
Integrated Oil & Gas	0.93%	0.73%	1.66%
Asset Management & Custody Banks	1.59%	0.00%	1.59%
Multi-Line Insurance	1.12%	0.30%	1.42%
Cable & Satellite	1.35%	0.02%	1.37%
Automobile Manufacturers	0.22%	0.89%	1.11%
Life & Health Insurance	0.17%	0.84%	1.01%
Oil & Gas Equipment & Services	0.72%	0.29%	1.01%
General Merchandise Stores	0.98%	0.00%	0.98%
Industrial Machinery	0.32%	0.63%	0.95%
Electrical Components & Equipment	0.17%	0.73%	0.90%
Movies & Entertainment	0.82%	0.03%	0.85%
Diversified Real Estate Activities	0.00%	0.84%	0.84%
Wireless Telecommunication Services	0.00%	0.80%	0.80%
Auto Parts & Equipment	0.34%	0.43%	0.77%
Internet Retail	0.35%	0.41%	0.76%
Electronic Equipment & Instruments	0.00%	0.72%	0.72%
Property & Casualty Insurance	0.00%	0.70%	0.70%
Specialized Finance	0.69%	0.00%	0.69%
Drug Retail	0.68%	0.00%	0.68%
Semiconductor Equipment	0.35%	0.30%	0.65%
Oil & Gas Exploration & Production	0.52%	0.12%	0.64%
Packaged Foods & Meats	0.43%	0.21%	0.64%
Soft Drinks	0.62%	0.01%	0.63%
Research & Consulting Services	0.47%	0.15%	0.62%
Home Improvement Retail	0.58%	0.00%	0.58%
Specialty Chemicals	0.00%	0.51%	0.51%
Specialized REITs	0.49%	0.00%	0.49%
Electronic Components	0.00%	0.44%	0.44%
Application Software	0.24%	0.19%	0.43%
Airlines	0.26%	0.16%	0.42%
Data Processing & Outsourced Services	0.41%	0.00%	0.41%
Agricultural Products	0.41%	0.00%	0.41%
Brewers	0.00%	0.37%	0.37%
Other Diversified Financial Services	0.00%	0.37%	0.37%
Railroads	0.12%	0.24%	0.36%
Semiconductors	0.00%	0.33%	0.33%
Fertilizers & Agricultural Chemicals	0.31%	0.00%	0.31%
Healthcare Services	0.00%	0.30%	0.30%
Systems Software	0.30%	0.00%	0.30%
Investment Banking & Brokerage	0.30%	0.00%	0.30%
Construction Materials	0.00%	0.28%	0.28%
Industrial Gases	0.00%	0.26%	0.26%
Electric Utilities	0.16%	0.09%	0.25%
Broadcasting	0.24%	0.00%	0.24%
Healthcare Distributors	0.23%	0.00%	0.23%
Building Products	0.00%	0.23%	0.23%
Healthcare Supplies	0.23%	0.00%	0.23%
Diversified Metals & Mining	0.00%	0.23%	0.23%

Industry	Domestic	Foreign	Total
Advertising	0.00%	0.22%	0.22%
Consumer Finance	0.22%	0.00%	0.22%
Automotive Retail	0.21%	0.00%	0.21%
Trading Companies & Distributors	0.20%	0.00%	0.20%
Apparel, Accessories & Luxury Goods	0.00%	0.20%	0.20%
Integrated Telecommunication Services	0.19%	0.01%	0.20%
Apparel Retail	0.00%	0.19%	0.19%
Independent Power Producers & Energy Traders	0.18%	0.01%	0.19%
Human Resource & Employment Services	0.00%	0.18%	0.18%
Construction & Engineering	0.00%	0.16%	0.16%
Specialty Stores	0.16%	0.00%	0.16%
Security & Alarm Services	0.00%	0.13%	0.13%
Personal Products	0.13%	0.00%	0.13%
Household Products	0.00%	0.13%	0.13%
Casinos & Gaming	0.12%	0.00%	0.12%
Air Freight & Logistics	0.12%	0.00%	0.12%
Life Sciences Tools & Services	0.09%	0.00%	0.09%
Paper Packaging	0.04%	0.00%	0.04%
Thrifts & Mortgage Finance	0.00%	0.03%	0.03%
Department Stores	0.00%	0.03%	0.03%
IT Consulting & Other Services	0.00%	0.02%	0.02%
Coal & Consumable Fuels	0.00%	0.02%	0.02%
Education Services	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.01%	0.01%
Food Retail	0.00%	0.01%	0.01%
Real Estate Development	0.00%	0.01%	0.01%
Residential REITs	0.00%	0.01%	0.01%
Industrial Conglomerates	0.00%	0.01%	0.01%
Restaurants	0.00%	0.01%	0.01%
Gas Utilities	0.00%	0.01%	0.01%

			56.61%

Sector	Percentage (based on Fair Value)
Corporate Notes	10.78%
Agency Mortgage Backed	8.13%
U.S. Treasuries	7.75%
Non-Agency Collateralized Mortgage Obligations	1.86%
Sovereign Bonds	0.38%
Municipal Bonds and Notes	0.14%
Agency Collateralized Mortgage Obligations	0.07%
Asset Backed	0.01%
FNMA (TBA)	0.00%**

29.12%

Short-Term Investments
Short-Term Investments	14.27%

14.27%

100.00%

GE Institutional Small-Cap Equity Fund

Schedule of Investments—June 30, 2015 (Unaudited)

	Number of Shares	Fair Value
Common Stock—95.3% †
Aerospace & Defense—1.0%
Esterline Technologies Corp.	70,211	$6,693,917	(a)
Moog Inc., Class A	13,115	926,968	(a)
Teledyne Technologies Inc.	54,807	5,782,687	(a)
		13,403,572

Agricultural & Farm Machinery—0.9%
AGCO Corp.	199,720	11,340,102

Agricultural Products—0.9%
Darling Ingredients Inc.	730,750	10,712,795	(a)
Fresh Del Monte Produce Inc.	16,127	623,470
		11,336,265

Alternative Carriers—0.1%
Inteliquent Inc.	38,500	708,400

Aluminum—0.0% *
Century Aluminum Co.	48,806	509,047	(a)

Apparel Retail—1.1%
Abercrombie & Fitch Co., Class A	32,118	690,858
Citi Trends Inc.	27,400	663,080	(a)
Genesco Inc.	78,997	5,216,172	(a)
The Buckle Inc.	152,252	6,968,574
The Children’s Place Inc.	12,550	820,896
The Finish Line Inc., Class A	13,742	382,302
Zumiez Inc.	19,800	527,274	(a)
		15,269,156

Apparel, Accessories & Luxury Goods—1.1%
Columbia Sportswear Co.	88,015	5,321,387
Iconix Brand Group Inc.	360,505	9,001,810	(a)
		14,323,197

Application Software—6.1%
ACI Worldwide Inc.	239,496	5,884,417	(a)
Blackbaud Inc.	355,195	20,228,355	(h)
Bottomline Technologies Inc.	74,600	2,074,626	(a)
BroadSoft Inc.	20,400	705,228	(a)
Fair Isaac Corp.	9,940	902,353
Glu Mobile Inc.	103,300	641,493	(a)
Guidewire Software Inc.	193,500	10,241,955	(a)
Jive Software Inc.	367,910	1,931,527	(a)
Mentor Graphics Corp.	145,500	3,845,565
MicroStrategy Inc., Class A	4,900	833,392	(a)
PROS Holdings Inc.	242,500	5,119,175	(a)
PTC Inc.	174,623	7,163,035	(a)
Qlik Technologies Inc.	146,000	5,104,160	(a)
RealPage Inc.	296,154	5,647,657	(a)
Solera Holdings Inc.	141,651	6,311,969
SS&C Technologies Holdings Inc.	87,932	5,495,750
		82,130,657

Asset Management & Custody Banks—0.7%
Cohen & Steers Inc.	14,149	482,198
Financial Engines Inc.	194,500	8,262,360
Westwood Holdings Group Inc.	11,678	695,658
		9,440,216

Auto Parts & Equipment—0.8%
American Axle & Manufacturing Holdings Inc.	31,751	663,913	(a)
Cooper-Standard Holding Inc.	12,067	741,759	(a)
Gentherm Inc.	11,700	642,447	(a)
Tenneco Inc.	155,485	8,931,058	(a)
		10,979,177

Automobile Manufacturers—0.6%
Thor Industries Inc.	120,795	6,798,342
Winnebago Industries Inc.	63,471	1,497,281
		8,295,623

Automotive Retail—1.0%
CST Brands Inc.	137,500	5,370,750
Group 1 Automotive Inc.	55,985	5,085,118
Monro Muffler Brake Inc.	40,770	2,534,263
		12,990,131

Biotechnology—1.9%
Acorda Therapeutics Inc.	23,700	789,921	(a)
Aegerion Pharmaceuticals Inc.	25,600	485,632	(a)
Agios Pharmaceuticals Inc.	7,000	777,980	(a)
AMAG Pharmaceuticals Inc.	16,400	1,132,584	(a)
Anacor Pharmaceuticals Inc.	6,500	503,295	(a)
Cepheid	110,100	6,732,615	(a)
Cytori Therapeutics Inc.	1,300,700	724,490	(a)
Halozyme Therapeutics Inc.	43,100	973,198	(a)
Infinity Pharmaceuticals Inc.	53,400	584,730	(a)
Inovio Pharmaceuticals Inc.	98,800	806,208	(a)
Isis Pharmaceuticals Inc.	6,700	385,585	(a)
MacroGenics Inc.	28,800	1,093,536	(a)
Merrimack Pharmaceuticals Inc.	34,900	431,539	(a)
MiMedx Group Inc.	36,600	424,194	(a)
Neurocrine Biosciences Inc.	19,800	945,648	(a)
Ophthotech Corp.	8,500	442,510	(a)
OPKO Health Inc.	53,103	853,896	(a)
Raptor Pharmaceutical Corp.	63,700	1,005,823	(a)
Repligen Corp.	131,623	5,432,081	(a)
Sangamo Biosciences Inc.	68,600	760,774	(a)
		25,286,239

Brewers—0.0% *
Craft Brew Alliance Inc.	19,157	211,876	(a)

Broadcasting—0.1%
Gray Television Inc.	42,579	667,639	(a)

Building Products—0.3%
American Woodmark Corp.	9,800	537,530	(a)
Builders FirstSource Inc.	108,933	1,398,700	(a)
Patrick Industries Inc.	26,700	1,015,935	(a)
Universal Forest Products Inc.	30,465	1,585,094
		4,537,259

Cable & Satellite—0.1%
Starz, Class A	21,900	979,368	(a)

Casinos & Gaming—0.1%
Churchill Downs Inc.	6,300	787,815
Pinnacle Entertainment Inc.	28,588	1,065,761	(a)
		1,853,576

Commercial Printing—0.4%
Brady Corp., Class A	194,500	4,811,930
Multi-Color Corp.	10,200	651,576
		5,463,506

Commodity Chemicals—0.2%
Koppers Holdings Inc.	99,095	2,449,628

Communications Equipment—0.6%
ADTRAN Inc.	62,728	1,019,330
ARRIS Group Inc.	31,500	963,900	(a)
Bel Fuse Inc., Class B	27,045	554,963
CalAmp Corp.	62,749	1,145,797	(a)
Ciena Corp.	44,835	1,061,693	(a)
Finisar Corp.	50,011	893,696	(a)
InterDigital Inc.	7,400	420,986
Plantronics Inc.	15,154	853,322
Polycom Inc.	45,900	525,096	(a)
Ruckus Wireless Inc.	73,717	762,234	(a)
		8,201,017

Construction & Engineering—1.0%
Chicago Bridge & Iron Company N.V.	209,435	10,480,127
Comfort Systems USA Inc.	40,295	924,770
Dycom Industries Inc.	11,108	653,706	(a)
Granite Construction Inc.	20,707	735,306
		12,793,909

Construction Machinery & Heavy Trucks—0.7%
Alamo Group Inc.	34,505	1,885,353
Astec Industries Inc.	42,481	1,776,555
FreightCar America Inc.	19,559	408,392
The Greenbrier Companies Inc.	16,980	795,513
Trinity Industries Inc.	130,315	3,444,226
Wabash National Corp.	129,940	1,629,448	(a)
		9,939,487

Construction Materials—0.1%
Headwaters Inc.	38,808	707,082	(a)

Consumer Electronics—0.1%
Skullcandy Inc.	66,443	509,618	(a)
ZAGG Inc.	62,000	491,040	(a)
		1,000,658

Data Processing & Outsourced Services—2.9%
Blackhawk Network Holdings Inc.	22,700	935,240	(a)
Broadridge Financial Solutions Inc.	183,170	9,160,331
Cardtronics Inc.	137,500	5,094,375	(a)
CoreLogic Inc.	142,146	5,641,775	(a)
CSG Systems International Inc.	96,620	3,058,989
Global Cash Access Holdings Inc.	351,855	2,723,358	(a)
Higher One Holdings Inc.	309,917	926,652	(a)
WEX Inc.	96,500	10,998,105	(a)
		38,538,825

Distributors—0.7%
LKQ Corp.	302,087	9,136,621	(a)

Diversified Metals & Mining—0.0% *
Materion Corp.	16,869	594,632

Diversified REITs—0.1%
Cousins Properties Inc.	112,854	1,171,425

Diversified Support Services—1.3%
Healthcare Services Group Inc.	221,536	7,321,765
Ritchie Bros Auctioneers Inc.	311,349	8,692,864
UniFirst Corp.	11,232	1,256,299
		17,270,928

Education Services—0.6%
Bright Horizons Family Solutions Inc.	27,300	1,577,940	(a)
Capella Education Co.	8,800	472,296
DeVry Education Group Inc.	13,585	407,279
Grand Canyon Education Inc.	15,700	665,680	(a)
ITT Educational Services Inc.	222,728	884,230	(a)
K12 Inc.	298,225	3,772,546	(a)
		7,779,971

Electric Utilities—0.6%
ALLETE Inc.	11,169	518,130
IDACORP Inc.	134,776	7,566,325
		8,084,455

Electrical Components & Equipment—0.4%
Encore Wire Corp.	42,105	1,864,830
EnerSys	19,672	1,382,745
Enphase Energy Inc.	68,000	517,480	(a)
Regal Beloit Corp.	10,008	726,481
Thermon Group Holdings Inc.	31,549	759,384	(a)
		5,250,920

Electronic Components—0.4%
DTS Inc.	21,100	643,339	(a)
Littelfuse Inc.	49,823	4,727,704
		5,371,043

Electronic Equipment & Instruments—0.8%
Coherent Inc.	20,875	1,325,145	(a)
Control4 Corp.	141,745	1,260,113	(a)
FARO Technologies Inc.	17,213	803,847	(a)
Newport Corp.	32,200	610,512	(a)
Rofin-Sinar Technologies Inc.	34,355	948,198	(a)
Zebra Technologies Corp., Class A	52,560	5,836,788	(a)
		10,784,603

Electronic Manufacturing Services—0.3%
Methode Electronics Inc.	55,174	1,514,526
Plexus Corp.	45,628	2,002,157	(a)
		3,516,683

Environmental & Facilities Services—0.8%
Clean Harbors Inc.	190,855	10,256,548	(a)

Fertilizers & Agricultural Chemicals—0.5%
American Vanguard Corp.	125,700	1,734,660
Intrepid Potash Inc.	384,388	4,589,593	(a)
		6,324,253

Food Distributors—0.5%
SpartanNash Co.	220,583	7,177,771

Food Retail—2.2%
Casey’s General Stores Inc.	92,310	8,837,759
The Fresh Market Inc.	624,683	20,077,312	(a)
		28,915,071

Footwear—1.0%
Crocs Inc.	47,946	705,286	(a)
Deckers Outdoor Corp.	59,919	4,312,370	(a)

Skechers U.S.A. Inc., Class A	12,272	1,347,343	(a)
Wolverine World Wide Inc.	267,500	7,618,400
		13,983,399

Forest Products—0.1%
Boise Cascade Co.	21,952	805,199	(a)

Gas Utilities—0.1%
South Jersey Industries Inc.	47,438	1,173,142

General Merchandise Stores—0.0% *
Burlington Stores Inc.	11,934	611,021	(a)

Health Care REITs—0.3%
National Health Investors Inc.	5,346	333,056
Omega Healthcare Investors Inc.	62,195	2,135,154
Sabra Health Care REIT Inc.	75,207	1,935,828
		4,404,038

Healthcare Distributors—0.5%
Aceto Corp.	100,000	2,463,000
Owens & Minor Inc.	111,078	3,776,652
		6,239,652

Healthcare Equipment—4.4%
Cantel Medical Corp.	92,500	4,964,475
Exactech Inc.	20,707	431,327	(a)
Globus Medical Inc., Class A	240,684	6,178,358	(a)
Greatbatch Inc.	9,318	502,426	(a)
Hill-Rom Holdings Inc.	182,802	9,931,633
Inogen Inc.	23,100	1,030,260	(a)
Insulet Corp.	157,500	4,880,137	(a)
Integra LifeSciences Holdings Corp.	150,000	10,105,500	(a)
Masimo Corp.	168,300	6,519,942	(a)
Natus Medical Inc.	50,278	2,139,832	(a)
NuVasive Inc.	137,200	6,500,536	(a)
Orthofix International N.V.	25,980	860,458	(a)
STERIS Corp.	72,500	4,671,900
		58,716,784

Healthcare Facilities—0.7%
Amsurg Corp.	128,280	8,973,186	(a)
Kindred Healthcare Inc.	38,067	772,379
		9,745,565

Healthcare Services—1.9%
Air Methods Corp.	77,663	3,210,589	(a)
IPC Healthcare Inc.	147,254	8,156,399	(a)
MEDNAX Inc.	158,973	11,781,489	(a)
RadNet Inc.	100,300	671,007	(a)
Team Health Holdings Inc.	15,800	1,032,214	(a)
		24,851,698

Healthcare Supplies—1.6%
Endologix Inc.	261,112	4,005,458	(a)
Halyard Health Inc.	97,000	3,928,500	(a)
ICU Medical Inc.	59,500	5,691,770	(a)
Merit Medical Systems Inc.	9,943	214,172	(a)
OraSure Technologies Inc.	148,200	798,798	(a)
Vascular Solutions Inc.	21,800	756,896	(a)
West Pharmaceutical Services Inc.	97,000	5,633,760
		21,029,354

Healthcare Technology—1.5%
HMS Holdings Corp.	295,689	5,076,980	(a)
MedAssets Inc.	52,177	1,151,025	(a)
Medidata Solutions Inc.	97,000	5,269,040	(a)
Merge Healthcare Inc.	160,900	772,320	(a)
Omnicell Inc.	140,000	5,279,400	(a)
Quality Systems Inc.	45,006	745,749
Veeva Systems Inc., Class A	19,713	552,555	(a)
Vocera Communications Inc.	73,822	845,262	(a)
		19,692,331

Home Building—0.1%
Installed Building Products Inc.	16,771	410,554	(a)
Meritage Homes Corp.	32,441	1,527,647	(a)
		1,938,201

Home Furnishing Retail—0.0% *
Pier 1 Imports Inc.	36,541	461,513

Home Furnishings—0.1%
Ethan Allen Interiors Inc.	52,113	1,372,656

Hotel & Resort REITs—0.6%
Ashford Hospitality Trust Inc.	92,737	784,555
Hersha Hospitality Trust	46,952	1,203,849
RLJ Lodging Trust	101,245	3,015,076
Ryman Hospitality Properties Inc.	13,662	725,589
Strategic Hotels & Resorts Inc.	59,332	719,104	(a)
Summit Hotel Properties Inc.	104,613	1,361,015
		7,809,188

Hotels, Resorts & Cruise Lines—0.3%
Interval Leisure Group Inc.	170,965	3,906,550

Household Appliances—0.1%
Helen of Troy Ltd.	13,648	1,330,544	(a)

Housewares & Specialties—0.7%
Jarden Corp.	174,174	9,013,505	(a)

Human Resource & Employment Services—0.1%
Insperity Inc.	15,519	789,917
TrueBlue Inc.	34,648	1,035,975	(a)
		1,825,892

Industrial Conglomerates—0.3%
Raven Industries Inc.	194,000	3,944,020

Industrial Machinery—6.8%
Actuant Corp., Class A	257,500	5,945,675
Altra Industrial Motion Corp.	36,865	1,001,991
Barnes Group Inc.	44,800	1,746,752
CLARCOR Inc.	175,123	10,899,655
IDEX Corp.	98,900	7,771,562
John Bean Technologies Corp.	38,600	1,450,974
LB Foster Co., Class A	20,133	696,803
Luxfer Holdings PLC ADR	213,744	2,778,672
Lydall Inc.	109,000	3,222,040	(a)
Mueller Industries Inc.	187,232	6,500,695
NN Inc.	13,152	335,639
Nordson Corp.	64,165	4,997,812
RBC Bearings Inc.	92,500	6,637,800	(a)
Standex International Corp.	62,000	4,955,660

The Gorman-Rupp Co.	44,400	1,246,752
The Timken Co.	210,275	7,689,757
TriMas Corp.	336,908	9,972,477	(a)
Woodward Inc.	247,661	13,618,878
		91,469,594

Industrial REITs—0.2%
Rexford Industrial Realty Inc.	61,243	892,923
STAG Industrial Inc.	57,510	1,150,200
		2,043,123

Internet Retail—0.1%
Liberty TripAdvisor Holdings Inc., Class A	23,900	770,058	(a)

Internet Software & Services—1.8%
Angie’s List Inc.	130,300	802,648	(a)
Bankrate Inc.	35,964	377,262	(a)
Cimpress N.V.	11,400	959,424	(a)
Constant Contact Inc.	29,700	854,172	(a)
Cornerstone OnDemand Inc.	117,895	4,102,746	(a)
Endurance International Group Holdings Inc.	42,500	878,050	(a)
Everyday Health Inc.	60,613	774,634	(a)
GrubHub Inc.	20,534	699,594	(a)
LogMeIn Inc.	133,500	8,609,415	(a)
NIC Inc.	299,679	5,478,132
XO Group Inc.	52,583	859,732	(a)
		24,395,809

Investment Banking & Brokerage—1.1%
Greenhill & Company Inc.	31,922	1,319,336
Piper Jaffray Cos.	30,610	1,335,821	(a)
Raymond James Financial Inc.	182,073	10,847,909
Stifel Financial Corp.	18,705	1,080,027	(a)
		14,583,093

IT Consulting & Other Services—0.1%
Luxoft Holding Inc.	16,773	948,513	(a)
Perficient Inc.	28,730	552,765	(a)
		1,501,278

Leisure Facilities—0.1%
Vail Resorts Inc.	6,463	705,760

Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	63,377	1,709,911
StanCorp Financial Group Inc.	15,970	1,207,492
		2,917,403

Life Sciences Tools & Services—1.6%
Albany Molecular Research Inc.	168,140	3,399,791	(a)
Bruker Corp.	196,219	4,004,830	(a)
Cambrex Corp.	31,386	1,379,101	(a)
Charles River Laboratories International Inc.	12,983	913,224	(a)
ICON PLC	147,622	9,934,960	(a)
Luminex Corp.	33,700	581,662	(a)
PAREXEL International Corp.	15,274	982,271	(a)
		21,195,839

Managed Healthcare—1.1%
Centene Corp.	130,615	10,501,446	(a)
Molina Healthcare Inc.	66,627	4,683,878	(a)
		15,185,324

Marine—0.1%
Matson Inc.	21,909	921,054

Multi-Line Insurance—0.5%
HCC Insurance Holdings Inc.	86,257	6,627,988
Horace Mann Educators Corp.	11,075	402,908
		7,030,896

Multi-Utilities—0.1%
Avista Corp.	32,786	1,004,891
Black Hills Corp.	21,272	928,523
		1,933,414

Office REITs—0.6%
BioMed Realty Trust Inc.	358,587	6,935,072
Franklin Street Properties Corp.	57,729	652,915
Gramercy Property Trust Inc.	34,716	811,313
		8,399,300

Office Services & Supplies—1.2%
ARC Document Solutions Inc.	74,692	568,406	(a)
Herman Miller Inc.	171,045	4,948,332
HNI Corp.	15,279	781,521
Knoll Inc.	29,635	741,764
Steelcase Inc., Class A	44,332	838,318
West Corp.	281,298	8,467,070
		16,345,411

Oil & Gas Drilling—0.0% *
Nabors Industries Ltd.	43,203	623,419

Oil & Gas Equipment & Services—1.6%
Basic Energy Services Inc.	96,870	731,369	(a)
CARBO Ceramics Inc.	126,160	5,252,041
Dril-Quip Inc.	32,168	2,420,642	(a)
Forum Energy Technologies Inc.	301,230	6,108,944	(a)
Geospace Technologies Corp.	17,005	391,965	(a)
Hornbeck Offshore Services Inc.	50,152	1,029,621	(a)
Natural Gas Services Group Inc.	30,965	706,621	(a)
Oil States International Inc.	82,602	3,075,272	(a)
Seventy Seven Energy Inc.	171,451	735,525	(a)
Willbros Group Inc.	375,223	480,285	(a)
		20,932,285

Oil & Gas Exploration & Production—1.9%
Bill Barrett Corp.	73,197	628,762	(a)
Carrizo Oil & Gas Inc.	18,511	911,482	(a)
Denbury Resources Inc.	974,000	6,194,640
Newfield Exploration Co.	237,590	8,581,751	(a)
Parsley Energy Inc., Class A	19,158	333,732	(a)
Sanchez Energy Corp.	159,283	1,560,973	(a)
SM Energy Co.	125,531	5,789,490
Synergy Resources Corp.	115,396	1,318,976	(a)
TransAtlantic Petroleum Ltd.	141,400	722,554	(a)
		26,042,360

Oil & Gas Refining & Marketing—0.4%
Alon USA Energy Inc.	45,782	865,280
Delek US Holdings Inc.	22,538	829,849
Pacific Ethanol Inc.	78,100	805,992	(a)
PBF Energy Inc., Class A	26,739	759,922
Western Refining Inc.	41,591	1,814,200
		5,075,243

Packaged Foods & Meats—2.7%
B&G Foods Inc.	208,500	5,948,505
Boulder Brands Inc.	43,293	300,453	(a)
J&J Snack Foods Corp.	3,390	375,171
Lancaster Colony Corp.	68,000	6,177,800
Sanderson Farms Inc.	78,109	5,870,673
Snyder’s-Lance Inc.	248,500	8,019,095
TreeHouse Foods Inc.	113,000	9,156,390	(a)
		35,848,087

Paper Packaging—0.3%
Packaging Corporation of America	60,914	3,806,516

Paper Products—0.1%
Neenah Paper Inc.	28,080	1,655,597

Personal Products—0.1%
Elizabeth Arden Inc.	120,500	1,718,330	(a)

Pharmaceuticals—0.5%
Horizon Pharma PLC	18,400	639,216	(a)
Lannett Company Inc.	14,741	876,205	(a)
Phibro Animal Health Corp., Class A	72,400	2,819,256
Prestige Brands Holdings Inc.	16,604	767,769	(a)
SciClone Pharmaceuticals Inc.	77,000	756,140	(a)
Sucampo Pharmaceuticals Inc., Class A	23,700	389,391	(a)
Supernus Pharmaceuticals Inc.	55,700	945,786	(a)
		7,193,763

Property & Casualty Insurance—1.9%
Allied World Assurance Company Holdings AG	200,500	8,665,610
Argo Group International Holdings Ltd.	145,181	8,086,582
Federated National Holding Co.	17,500	423,500
James River Group Holdings Ltd.	47,500	1,228,825
RLI Corp.	62,974	3,236,234
The Navigators Group Inc.	48,000	3,722,880	(a)
		25,363,631

Publishing—0.9%
John Wiley & Sons Inc., Class A	229,543	12,480,253

Railroads—0.5%
Genesee & Wyoming Inc., Class A	92,209	7,024,482	(a)

Real Estate Services—0.1%
Altisource Portfolio Solutions S.A.	27,800	855,962	(a)
Marcus & Millichap Inc.	17,316	798,960	(a)
		1,654,922

Regional Banks—8.6%
Bank of the Ozarks Inc.	34,052	1,557,879
BankUnited Inc.	34,543	1,241,130
Banner Corp.	23,280	1,115,810
Bryn Mawr Bank Corp.	126,500	3,815,240
Camden National Corp.	12,552	485,762
Cascade Bancorp	73,706	381,797	(a)
CoBiz Financial Inc.	27,233	355,935
Columbia Banking System Inc.	25,570	832,048
Community Bank System Inc.	133,000	5,023,410
Cullen/Frost Bankers Inc.	62,532	4,913,765
CVB Financial Corp.	363,000	6,392,430
Enterprise Financial Services Corp.	22,136	504,037
FCB Financial Holdings Inc., Class A	40,510	1,288,218	(a)
Fidelity Southern Corp.	30,339	529,112

First Financial Bankshares Inc.	145,000	5,022,800
Fulton Financial Corp.	416,664	5,441,632
Great Southern Bancorp Inc.	12,114	510,484
Home BancShares Inc.	31,531	1,152,773
Iberiabank Corp.	79,199	5,403,748
Independent Bank Corp.	77,500	3,633,975
Lakeland Financial Corp.	9,946	431,358
LegacyTexas Financial Group Inc.	50,662	1,529,992
NBT Bancorp Inc.	92,500	2,420,725
Old National Bancorp	49,178	711,114
PacWest Bancorp	43,266	2,023,118
PrivateBancorp Inc.	162,255	6,460,994
Prosperity Bancshares Inc.	171,604	9,908,415
Renasant Corp.	252,857	8,243,138
South State Corp.	12,581	956,030
Southwest Bancorp Inc.	37,242	693,074
Stock Yards Bancorp Inc.	8,000	302,320
Susquehanna Bancshares Inc.	65,447	924,112
SVB Financial Group	47,367	6,819,901	(a)
UMB Financial Corp.	198,000	11,289,960
Umpqua Holdings Corp.	96,979	1,744,652
Union Bankshares Corp.	38,340	891,022
United Community Banks Inc.	26,053	543,726
Washington Trust Bancorp Inc.	102,000	4,026,960
Westamerica Bancorporation	80,087	4,056,407
Wintrust Financial Corp.	28,269	1,508,999
		115,088,002

Reinsurance—1.0%
Endurance Specialty Holdings Ltd.	185,500	12,187,350
Maiden Holdings Ltd.	89,700	1,415,466
RenaissanceRe Holdings Ltd.	3,935	399,442
		14,002,258

Research & Consulting Services—0.2%
Resources Connection Inc.	202,491	3,258,080

Residential REITs—0.6%
Associated Estates Realty Corp.	80,633	2,308,523
Education Realty Trust Inc.	143,675	4,505,648
UMH Properties Inc.	69,289	679,032
		7,493,203

Restaurants—0.9%
BJ’s Restaurants Inc.	15,313	741,915	(a)
Cracker Barrel Old Country Store Inc.	34,410	5,132,596
Texas Roadhouse Inc.	146,584	5,486,639
		11,361,150

Retail REITs—0.2%
Inland Real Estate Corp.	128,071	1,206,429
Tanger Factory Outlet Centers Inc.	25,810	818,177
		2,024,606

Security & Alarm Services—0.6%
The Brink’s Co.	274,735	8,085,451

Semiconductor Equipment—0.6%
Advanced Energy Industries Inc.	24,500	673,505	(a)
Brooks Automation Inc.	37,020	423,879
Cabot Microelectronics Corp.	16,300	767,893	(a)
Cascade Microtech Inc.	60,400	919,590	(a)
Rudolph Technologies Inc.	448,832	5,390,472	(a)
		8,175,339

Semiconductors—1.5%
Ambarella Inc.	9,000	924,210	(a)
Cirrus Logic Inc.	20,100	684,003	(a)
Cree Inc.	11,736	305,488	(a)
Diodes Inc.	44,081	1,062,793	(a)
Exar Corp.	71,942	703,593	(a)
Integrated Device Technology Inc.	59,000	1,280,300	(a)
Lattice Semiconductor Corp.	44,020	259,278	(a)
Microsemi Corp.	292,246	10,213,997	(a)
PMC-Sierra Inc.	76,700	656,552	(a)
Semtech Corp.	200,408	3,978,099	(a)
		20,068,313

Soft Drinks—0.0% *
National Beverage Corp.	5,600	125,944	(a)

Specialized Finance—0.1%
MarketAxess Holdings Inc.	8,800	816,376
NewStar Financial Inc.	40,316	443,476	(a)
		1,259,852

Specialized REITs—0.4%
CoreSite Realty Corp.	91,422	4,154,216
Potlatch Corp.	19,254	680,051
		4,834,267

Specialty Chemicals—2.5%
A Schulman Inc.	14,500	633,940
Balchem Corp.	49,374	2,751,119
HB Fuller Co.	132,893	5,398,114
Innospec Inc.	67,000	3,017,680
OM Group Inc.	20,448	687,053
PolyOne Corp.	155,519	6,091,679
Quaker Chemical Corp.	61,137	5,431,411
Sensient Technologies Corp.	136,441	9,324,378
Stepan Co.	5,714	309,185
		33,644,559

Specialty Stores—0.2%
Hibbett Sports Inc.	46,000	2,142,680	(a)

Steel—0.7%
Commercial Metals Co.	202,800	3,261,024
Schnitzer Steel Industries Inc., Class A	31,124	543,736
TimkenSteel Corp.	224,012	6,046,084
		9,850,844

Systems Software—1.5%
Barracuda Networks Inc.	20,237	801,790	(a)
FleetMatics Group PLC	145,700	6,823,131	(a)
Gigamon Inc.	25,857	853,022	(a)
Qualys Inc.	227,500	9,179,625	(a)
The Rubicon Project Inc.	51,331	767,912	(a)
VASCO Data Security International Inc.	35,700	1,077,783	(a)
		19,503,263

Technology Distributors—0.2%
Insight Enterprises Inc.	23,876	714,131	(a)
ScanSource Inc.	29,116	1,108,155	(a)
Tech Data Corp.	18,104	1,042,066	(a)
		2,864,352

Technology Hardware, Storage & Peripherals—0.7%
Diebold Inc.	261,470	9,151,450
Quantum Corp.	384,761	646,398	(a)
		9,797,848

Thrifts & Mortgage Finance—0.3%
Essent Group Ltd.	31,739	868,062	(a)
HomeStreet Inc.	14,977	341,775	(a)
Meridian Bancorp Inc.	66,400	890,424	(a)
Washington Federal Inc.	53,211	1,242,477
		3,342,738

Trading Companies & Distributors—0.7%
Applied Industrial Technologies Inc.	227,542	9,022,040
Beacon Roofing Supply Inc.	23,593	783,760	(a)
		9,805,800

Trucking—0.8%
ArcBest Corp.	14,100	448,380
Marten Transport Ltd.	55,094	1,195,540
Old Dominion Freight Line Inc.	118,624	8,138,200	(a)
Saia Inc.	38,605	1,516,790	(a)
		11,298,910

Total Common Stock
(Cost $1,010,314,619)		1,274,688,491

Short-Term Investments—4.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $65,571,595)		65,571,595	(d,h,m)

Total Investments
(Cost $1,075,886,214)		1,340,260,086

Liabilities in Excess of Other Assets, net—(0.2)%		(2,715,873)

NET ASSETS—100.0%		$1,337,544,213

Other Information:

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	September 2015	104	$13,004,160	$(157,552)

Notes to Schedules of Investments June 30, 2015 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to $30,083,824 and $24,596,164 or 10.38% and 3.04% of the net assets of the GE Institutional Income Fund and GE Institutional Strategic Investment Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015.

(j)	Step coupon bond.

(k)	General Electric Co. is the parent company of GE Asset Management Incorporated (GEAM), the Fund’s investment adviser.

(l)	Security is in default.

(m)	Sponsored by SSGA Funds Management, Inc., the S&P 500 Index Fund’s sub-advisor, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(n)	Represents a payment-in-kind (PIK) security which may pay all or a portion of interest in additional par.

(o)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of June 30, 2015.
*	Less than 0.05%.
**	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depositary Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts A futures contract is an agreement to buy or sell a specific commodity, financial instrument, currency or index at a particular price and future date. During the period ended June 30, 2015, the U.S. Equity Fund, S&P 500 Index Fund, U.S. Large-Cap Core Equity Fund, Premier Growth Equity Fund, Small-Cap Equity Fund and International Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The Strategic Investment Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/ or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps During the period ended June 30, 2015, the Income Fund and Strategic Investment Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation. As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Strategic Investments Fund and Income Fund purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies a Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (the “NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Funds’ investments measured at fair value on a recurring basis at June 30, 2015:

Fund	Investments	Level 1	Level 2	Level 3	Total
International Equity Fund	Investments in Securities†
	Common Stock	$1,430,070,098	$—	$—	$1,430,070,098
	Preferred Stock	19,335,201	—	—	19,335,201
	Short-Term Investments	50,209,089	—	—	50,209,089

	Total Investments in Securities	$1,499,614,388	$—	$—	$1,499,614,388

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$175,598	$—	$—	$175,598
	Long Futures Contracts — Unrealized Depreciation	(111,562)	—	—	(111,562)

	Total Other Financial Instruments	$64,036	$—	$—	$64,036

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$365,310,849	$—	$—	$365,310,849
	Short-Term Investments	12,247,350	—	—	12,247,350

	Total Investments in Securities	$377,558,199	$—	$—	$377,558,199

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(19,553)	$—	$—	$(19,553)

U.S. Large- Cap Core Equity Fund	Investments in Securities†
	Common Stock	$71,345,496	$—	$—	$71,345,496
	Exchange Traded Funds	1,015,029	—	—	1,015,029
	Short-Term Investments	936,771	—	—	936,771

	Total Investments in Securities	$73,297,296	$—	$—	$73,297,296

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(10,124)	$—	$—	$(10,124)

U.S. Equity Fund	Investments in Securities†
	Common Stock	$670,638,966	$—	$—	$670,638,966
	Exchange Traded Funds	9,093,963	—	—	9,093,963
	Short-Term Investments	11,992,694	—	—	11,992,694

	Total Investments in Securities	$691,725,623	$—	$—	$691,725,623

	Other Financial Instruments*
	Short Futures Contracts — Unrealized Appreciation	$67	$—	$—	$67

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$27,558,314	$—	$—	$27,558,314
	Short-Term Investments	941,451	—	—	941,451

	Total Investments in Securities	$28,499,765	$—	$—	$28,499,765

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(17,786)	$—	$—	$(17,786)

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$74,415,592	$—	$74,415,592
	Agency Mortgage Backed	—	76,659,484	—	76,659,484
	Agency Collateralized Mortgage Obligations	—	988,713	—	988,713
	Asset Backed	—	461,992	—	461,992
	Corporate Notes	—	103,949,467	—	103,949,467
	Non-Agency Collateralized Mortgage Obligations	—	21,295,992	—	21,295,992
	Sovereign Bonds	—	3,449,030	—	3,449,030
	Municipal Bonds and Notes	—	2,031,769	—	2,031,769
	FNMA (TBA)	—	—	32,844	32,844
	Preferred Stock	332,622	—	—	332,622
	Short-Term Investments	25,908,401	—	—	25,908,401

	Total Investments in Securities	$26,241,023	$283,252,039	$32,844	$309,525,906

	Other Financial Instruments*
	Credit Default Swaps — Unrealized Appreciation	$—	$10,779	$—	$10,779
	Long Futures Contracts — Unrealized Appreciation	6,137	—	—	6,137
	Short Futures Contracts — Unrealized Appreciation	188,037	—	—	188,037
	Short Futures Contracts — Unrealized Depreciation	(5,633)	—	—	(5,633)

	Total Other Financial Instruments	$188,541	$10,779	$—	$199,320

Strategic Investment Fund	Investments in Securities†
	Domestic Equity	$269,637,348	$—	$—	$269,637,348
	Foreign Equity	185,143,628	—	93,788	185,237,416
	U.S. Treasuries	—	64,724,881	—	64,724,881
	Agency Mortgage Backed	—	67,931,639	—	67,931,639
	Agency Collateralized Mortgage Obligations	—	594,836	—	594,836
	Asset Backed	—	100,096	—	100,096
	Corporate Notes	—	89,984,280	—	89,984,280
	Non-Agency Collateralized Mortgage Obligations	—	15,544,476	—	15,544,476
	Sovereign Bonds	—	3,137,385	—	3,137,385
	Municipal Bonds and Notes	—	1,181,793	—	1,181,793
	FNMA (TBA)	—	—	9,721	9,721
	Exchange Traded Funds	18,000,848	—	—	18,000,848
	Short-Term Investments	119,244,208	—	—	119,244,208

	Total Investments in Securities	$592,026,032	$243,199,386	$103,509	$835,328,927

	Other Financial Instruments*
	Credit Default Swaps — Unrealized Appreciation	$—	$9,162	$—	$9,162
	Long Futures Contracts — Unrealized Appreciation	25,094	—	—	25,094
	Long Futures Contracts — Unrealized Depreciation	(494,233)	—	—	(494,233)
	Short Futures Contracts — Unrealized Appreciation	301,001	—	—	301,001
	Short Futures Contracts — Unrealized Depreciation	(16,763)	—	—	(16,763)

	Total Other Financial Instruments	$(184,901)	$9,162	$—	$(175,739)

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$1,274,688,491	$—	$—	$1,274,688,491
	Short-Term Investments	65,571,595	—	—	65,571,595

	Total Investments in Securities	$1,340,260,086	$—	$—	$1,340,260,086

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(157,552)	$—	$—	$(157,552)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

The International Equity Fund and Strategic Investment Fund utilized the fair value pricing service on September 30, 2014 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the beginning of the period which were classified as Level 1 at June 30, 2015. The value of securities that were transferred to Level 1 from Level 2 as a result was $1,567,656,164 and $152,359,065 for the International Equity Fund and Strategic Investment Fund, respectively. Other transfers between fair value levels during the period were insignificant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2015 is not presented.

INCOME TAXES

At June 30, 2015, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation / (Depreciation)
International Equity Fund	$1,359,065,893	$213,193,201	$(72,644,706)	$140,548,495
Premier Growth Equity Fund	291,533,068	87,931,176	(1,906,045)	86,025,131
U.S. Large-Cap Core Equity Fund	63,775,860	11,275,147	(1,753,711)	9,521,436
U.S. Equity Fund	569,557,480	134,562,447	(12,394,304)	122,168,143
S&P 500 Index Fund	21,563,976	7,322,370	(386,581)	6,935,789
Income Fund	311,775,331	2,032,990	(4,282,415)	(2,249,425)
Strategic Investment Fund	773,257,233	80,563,784	(18,492,090)	62,071,694
Small-Cap Equity Fund	1,078,630,561	306,015,290	(44,385,765)	261,629,525

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:	/S/ JEANNE M. LA PORTA
Jeanne M. La Porta
President, GE Institutional Funds

Date: August 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JEANNE M. LA PORTA
Jeanne M. La Porta
President, GE Institutional Funds

Date: August 14, 2015

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Institutional Funds

Date: August 14, 2015